March 11, 2011

VIA EDGAR

Securities and Exchange Commission

Division of Investment Management

100 F Street, NE

Washington, DC 20549

RE:	Northwestern Mutual Variable Life Account I
EDGAR CIK No. 0000742277; File No. 811-3989
Northwestern Mutual Variable Life Account II
EDGAR CIK No. 0001359314; File No. 811-21933

Dear Sir or Madam:

On behalf of Northwestern Mutual Life Insurance Company and Northwestern Mutual Variable Life Account and Northwestern Mutual Variable Life Account II (“Registrants” or the “Accounts”) we hereby submit, pursuant to Rule 30b2-1 under the Investment Company Act of 1940 (the “1940 Act”), that the Accounts’ annual report for the period ending December 31, 2010 has been transmitted to policy owners as required by Rule 30e-2 under the 1940 Act.

The following annual reports were filed with the Commission via EDGAR on the date indicated below and are incorporated herein by reference:

Underlying Investment Company	CIK No.	Date Filed	Registration No.
Northwestern Mutual Series Fund, Inc.	0000742212	3/07/2011	811-03990
Fidelity VIP Mid Cap Portfolio	0000927384	2/22/2011	811-07205
Russell Investment Funds	0000824036	3/08/2011	811-05371

Some of the investment companies above (or series thereof) may not be available under every policy offered by a Registrant.

In addition, performance summaries and financial statements for the Accounts are filed herewith. This filing will also include any other materials required to be filed, if any.

Please direct any questions or comments regarding this filing to the undersigned at 414-665-2418.

Sincerely,
/s/ Barbara Courtney
Barbara Courtney
Director – Mutual Fund Accounting

The Northwestern Mutual Life Insurance Company

VariableLife

December 31, 2010

Annual Reports

Northwestern Mutual Variable Life Account

Northwestern Mutual Variable Life Account II

Optimized to contain one or more of the following:*

Northwestern Mutual®

90-1899 (0786) (REV 0111)

December 31, 2010

Annual Reports

Optimized to contain one or more of the following:* Northwestern Mutual Series Fund, Inc.

Fidelity® VIP Mid Cap Portfolio Russell Investment Funds

* See Table of Contents for more information and a list of Prospectus supplements included herein.

90-1899 (0786) (REV 0111)

The Northwestern Mutual Life Insurance Company (Northwestern Mutual)

How To Get More Information

Northwestern Mutual Express:

1-800-519-4665

Get up-to-date information about your policy at your convenience with your policy number and your Personal Identification Number (PIN). Call toll-free to review policy values, fund performance information, and request a change to the allocations of your existing assets or future premiums/dividends.

Information on the Internet:

Northwestern Mutual Financial Network www.northwesternmutual.com

To obtain current performance information and information about Northwestern Mutual, visit us on our website. You can also visit us at our customer service section from our Web site for information on policy values and current fund performance. This site also allows you to view past confirmation and policy statements, as well as transfer funds online.

To sign up for this service please call 1-866-424-2609 between 7 a.m. - 6 p.m. Central Time Monday - Friday. Your Northwestern Mutual Financial Representative is also available to answer any questions you have about your variable life insurance policy or any of our products.

For inforce policy service on Variable CompLife, Custom Variable Universal Life, and Variable Whole Life, please call 1-866-424-2609, between 7 a.m. - 6 p.m. Central Time Monday – Friday.

For inforce policy service on Variable Executive Life, Variable Joint Life, Executive Variable Universal Life, and Survivorship Variable Universal Life, please call 1-866-464-3800, between 7:30 a.m. and 5:00 p.m. Central Time Monday - Friday.

Contents

Performance Summaries for the Northwestern Mutual Variable Life Accounts

Northwestern Mutual Series Fund, Inc. - Annual Report

Fidelity® VIP Mid Cap Portfolio - Annual Report (This report follows the end of the Northwestern Mutual Series Fund, Inc. report)

Russell Investment Funds - Annual Report (This report follows the end of the Fidelity® VIP Mid Cap Portfolio)

Northwestern Mutual Variable Life Account Financial Statements

Northwestern Mutual Variable Life Account II Financial Statements

Prospectus Supplements

The performance data quoted represents past performance. Past performance is historical and does not guarantee future performance. Investment return and principal value will fluctuate, so that shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. For the most recent month-end performance information visit www.northwesternmutual.com.

Performance Summary    as of December 31, 2010

Variable Life—Policies Issued Before October 11, 1995

Total return (as of December 31, 2010)	Growth Stock Division	Focused Appreciation Division		Large Cap Core Stock Division	Index 500 Stock Division	Domestic Equity Division		Equity Income Division		Mid Cap Growth Stock Division
1 year	11.76%	8.73%		12.29%	14.27%	13.99%		14.70%		23.18%
5 years	9.70%	20.95%		5.89%	8.61%	(3.00%)		10.40%		20.19%
Annualized	1.87%	3.88%		1.15%	1.67%	(0.61%)		2.00%		3.75%
10 years	(1.68%)	—		(1.46%)	7.24%	—		—		10.83%
Annualized	(0.17%)	—		(0.15%)	0.70%	—		—		1.03%
Since division inception in Variable Life Account(b)	—	99.31	%(c)	—	—	22.95	%(d)	60.74	%(c)	—
Annualized	—	9.41%		—	—	2.22%		6.39%		—
Current yield(f)

Variable Complife—Policies Issued Between October 11, 1995 and December 31, 2008
1 year	11.87%	8.84%		12.41%	14.38%	14.11%		14.81%		23.30%
5 years	10.25%	21.55%		6.42%	9.15%	(2.52%)		10.95%		20.78%
Annualized	1.97%	3.98%		1.25%	1.77%	(0.51%)		2.10%		3.85%
10 years	(0.69%)	—		(0.47%)	8.31%	—		—		11.94%
Annualized	(0.07%)	—		(0.05%)	0.80%	—		—		1.13%
Since division inception in Variable Life Account(b)	—	100.83	%(c)	—	—	24.11	%(d)	61.98	%(c)	—
Annualized	—	9.52%		—	—	2.32%		6.49%		—
Current yield(f)

Variable Executive Life & Variable Joint Life(a)
1 year	12.37%	9.33%		12.91%	14.89%	14.62%		15.33%		23.86%
5 years	12.75%	24.31%		8.84%	11.63%	(0.30%)		13.47%		23.53%
Annualized	2.43%	4.45%		1.71%	2.22%	(0.06%)		2.56%		4.32%
10 years	4.65%	—		4.88%	14.14%	—		—		17.97%
Annualized	0.46%	—		0.48%	1.33%	—		—		1.67%
Since division inception in Variable Life Account(b)	—	108.70	%(c)	—	—	30.33	%(d)	68.32	%(c)	—
Annualized	—	10.07%		—	—	2.85%		7.03%		—
Current yield(f)

All total return figures shown above reflect the deduction of portfolio expenses. Returns do not reflect premium deductions such as sales charges, premium taxes, surrender charges or cost of insurance charges. The returns shown would be lower if excluded contract charges were included and/or if underlying portfolio expense reimbursements and fee waivers were not reflected.

Performance quoted for periods prior to each product’s inception date is based on the actual investment experience of the portfolio, adjusted for the expenses of the product and premium charges.

(a)	Variable Executive Life policies were offered from March 2, 1998 to December 31, 2008. Variable Joint Life policies were offered from December 28, 1998 to December 31, 2008.
(b)	See the following footnotes for division and portfolio inception dates.
(c)	Division and portfolio inception on May 1, 2003.
(d)	Division and portfolio inception on July 31, 2001.
(e)	Division inception on May 1, 2003.
(f)	For the seven-day period ended December 31, 2010, the Money Market Portfolio’s yield was 0.25% and was equivalent to a compound effective yield of 0.25%. The seven-day yield does not include deductions that are included in the separate account. The yield quotation more closely reflects the current earnings of the Money Market Portfolio than the total return quotation. Effective December 31, 2008, the management fee of 0.30% for the Money Market Portfolio has been voluntarily waived. The performance shown for this division would have been lower without the fee waiver. This fee waiver is voluntary and may be revised or terminated at any time.

i

Index 400 Stock Division	Mid Cap Value Division		Small Cap Growth Stock Division	Small Cap Value Division		International Growth Division		International Equity Division	Money Market Division	Select Bond Division	High Yield Bond Division	Balanced Division
25.60%	19.27%		25.16%	21.28%		15.79%		7.08%	(0.25%)	6.00%	13.93%	11.34%
27.40%	6.72%		5.35%	26.33%		2.71%		21.14%	11.54%	29.26%	43.24%	19.80%
4.96%	1.31%		1.05%	4.79%		0.54%		3.91%	2.21%	5.27%	7.45%	3.68%
84.24%	—		40.37%	—		—		55.33%	20.32%	74.41%	108.16%	36.63%
6.30%	—		3.45%	—		—		4.50%	1.87%	5.72%	7.61%	3.17%
—	74.57	%(c)	—	112.45	%(d)	57.74	%(d)	—	—	—	—	—
—	7.54%		—	8.33%		4.96%		—	—	—	—	—
									0.25%

25.72%	19.39%		25.29%	21.40%		15.91%		7.19%	(0.15%)	6.11%	14.04%	11.45%
28.04%	7.26%		5.88%	26.97%		3.23%		21.75%	12.09%	29.91%	43.95%	20.40%
5.07%	1.41%		1.15%	4.89%		0.64%		4.01%	2.31%	5.37%	7.56%	3.78%
86.09%	—		41.78%	—		—		56.89%	21.53%	76.16%	110.25%	38.00%
6.41%	—		3.55%	—		—		4.61%	1.97%	5.83%	7.71%	3.27%
—	75.90	%(c)	—	114.45	%(d)	59.23	%(d)	—	—	—	—	—
—	7.64%		—	8.44%		5.06%		—	—	—	—	—
									0.25%

26.29%	19.93%		25.85%	21.95%		16.43%		7.67%	0.29%	6.59%	14.56%	11.96%
30.95%	9.70%		8.29%	29.85%		5.57%		24.52%	14.64%	32.86%	47.22%	23.14%
5.54%	1.87%		1.60%	5.36%		1.09%		4.48%	2.77%	5.85%	8.04%	4.25%
96.10%	—		49.41%	—		—		65.33%	28.07%	85.64%	121.55%	45.42%
6.97%	—		4.10%	—		—		5.16%	2.50%	6.38%	8.28%	3.82%
—	82.80	%(c)	—	125.20	%(d)	67.21	%(d)	—	—	—	—	—
—	8.18%		—	9.00%		5.61%		—	—	—	—	—
									0.25%

Performance Summary, continued    as of December 31, 2010

Variable Life—Policies Issued Before October 11, 1995

Total return (as of December 31, 2010)	Asset Allocation Division		Fidelity VIP Mid Cap Division		Russell Multi-Style Equity Division	Russell Aggressive Equity Division	Russell Non-U.S. Division	Russell Real Estate Securities Division	Russell Core Bond Division
1 year	12.39%		27.87%		15.82%	24.20%	10.81%	22.25%	9.42%
5 years	17.41%		36.87%		10.10%	8.18%	7.51%	11.59%	32.97%
Annualized	3.26%		6.48%		1.94%	1.58%	1.46%	2.22%	5.86%
10 years	—		133.36%		6.35%	46.68%	28.21%	152.16%	70.12%
Annualized	—		8.84%		0.62%	3.91%	2.52%	9.69%	5.46%
Since division inception in Variable Life Account(b)	42.02	%(d)	178.03	%(e)	—	—	—	—	—
Annualized	3.79%		14.26%		—	—	—	—	—
Current yield(f)

Variable Complife—Policies Issued Between October 11, 1995 and December 31, 2008
1 year	12.50%		28.00%		15.94%	24.32%	10.92%	22.37%	9.53%
5 years	17.99%		37.56%		10.65%	8.72%	8.05%	12.15%	33.63%
Annualized	3.36%		6.59%		2.05%	1.69%	1.56%	2.32%	5.97%
10 years	—		135.71%		7.42%	48.16%	29.49%	154.69%	71.83%
Annualized	—		8.95%		0.72%	4.01%	2.62%	9.80%	5.56%
Since division inception in Variable Life Account(b)	43.36	%(d)	180.16	%(e)	—	—	—	—	—
Annualized	3.90%		14.38%		—	—	—	—	—
Current yield(f)

Variable Executive Life & Variable Joint Life(a)
1 year	13.01%		28.57%		16.46%	24.88%	11.42%	22.92%	10.02%
5 years	20.67%		40.68%		13.17%	11.19%	10.50%	14.70%	36.67%
Annualized	3.83%		7.07%		2.51%	2.14%	2.02%	2.78%	6.45%
10 years	—		148.40%		13.20%	56.13%	36.46%	168.40%	81.07%
Annualized	—		9.53%		1.25%	4.56%	3.16%	10.38%	6.12%
Since division inception in Variable Life Account(b)	50.54	%(d)	191.13	%(e)	—	—	—	—	—
Annualized	4.44%		14.95%		—	—	—	—	—
Current yield(f)

All total return figures shown above reflect the deduction of portfolio expenses. Returns do not reflect premium deductions such as sales charges, premium taxes, surrender charges or cost of insurance charges. The returns shown would be lower if excluded contract charges were included and/or if underlying portfolio expense reimbursements and fee waivers were not reflected.

Performance quoted for periods prior to each product’s inception date is based on the actual investment experience of the portfolio, adjusted for the expenses of the product and premium charges.

(a)	Variable Executive Life policies were offered from March 2, 1998 to December 31, 2008. Variable Joint Life policies were offered from December 28, 1998 to December 31, 2008.
(b)	See the following footnotes for division and portfolio inception dates.
(c)	Division and portfolio inception on May 1, 2003.
(d)	Division and portfolio inception on July 31, 2001.
(e)	Division inception on May 1, 2003.
(f)	For the seven-day period ended December 31, 2010, the Money Market Portfolio’s yield was 0.25% and was equivalent to a compound effective yield of 0.25%. The seven-day yield does not include deductions that are included in the separate account. The yield quotation more closely reflects the current earnings of the Money Market Portfolio than the total return quotation. Effective December 31, 2008, the management fee of 0.30% for the Money Market Portfolio has been voluntarily waived. The performance shown for this division would have been lower without the fee waiver. This fee waiver is voluntary and may be revised or terminated at any time.

Performance Summary, continued    as of December 31, 2010

Custom Variable Universal Life, Executive Variable Universal Life & Survivorship Variable Universal Life

Total return (as of December 31, 2010)	Growth Stock Division	Focused Appreciation Division		Large Cap Core Stock Division	Index 500 Stock Division	Domestic Equity Division		Equity Income Division		Mid Cap Growth Stock Division
1 year	12.37%	9.33%		12.91%	14.89%	14.62%		15.33%		23.86%
5 years	12.75%	24.31%		8.84%	11.63%	(0.30%)		13.47%		23.53%
Annualized	2.43%	4.45%		1.71%	2.22%	(0.06%)		2.56%		4.32%
10 years	4.65%	—		4.88%	14.14%	—		—		17.97%
Annualized	0.46%	—		0.48%	1.33%	—		—		1.67%
Since division inception in Variable Life Account II	0.80%	16.65%		(4.02%)	(4.85%)	(15.31%)		(6.12%)		13.76%
Annualized	0.20%	4.01%		(1.04%)	(1.26%)	(4.16%)		(1.60%)		3.35%
Since portfolio inception (a)	—	108.70	%(b)	—	—	30.33	%(c)	68.32	%(b)	—
Annualized	—	10.07%		—	—	2.85%		7.03%		—
Current yield (d)

All total return figures shown above reflect the deduction of portfolio expenses. Returns do not reflect premium deductions such as sales charges, premium taxes, surrender charges or cost of insurance charges. The returns shown would be lower if excluded contract charges were included and/or if underlying portfolio expense reimbursements and fee waivers were not reflected.

All policies were first offered and all divisions of the Variable Life Account II began on January 31, 2007. Performance quoted for periods prior to January 31, 2007 is based on the actual investment experience of the portfolio, adjusted for the expenses of the product and premium charges.

(a)	Returns are stated as of the inception date of the portfolio, which precedes the inception date of the division. See the following footnotes for portfolio inception dates.
(b)	Portfolio inception on May 1, 2003.
(c)	Portfolio inception on July 31, 2001.
(d)	For the seven-day period ended December 31, 2010, the Money Market Portfolio’s yield was 0.25% and was equivalent to a compound effective yield of 0.25%. The seven-day yield does not include deductions that are included in the separate account. The yield quotation more closely reflects the current earnings of the Money Market Portfolio than the total return quotation. Effective December 31, 2008, the management fee of 0.30% for the Money Market Portfolio has been voluntarily waived. The performance shown for this division would have been lower without the fee waiver. This fee waiver is voluntary and may be revised or terminated at any time.

Performance Summary, continued    as of December 31, 2010

Custom Variable Universal Life, Executive Variable Universal Life & Survivorship Variable Universal Life

Total return (as of December 31, 2010)	Index 400 Stock Division	Mid Cap Value Division		Small Cap Growth Stock Division	Small Cap Value Division		International Growth Division		International Equity Division	Money Market Division
1 year	26.29%	19.93%		25.85%	21.95%		16.43%		7.67%	0.29%
5 years	30.95%	9.70%		8.29%	29.85%		5.57%		24.52%	14.64%
Annualized	5.54%	1.87%		1.60%	5.36%		1.09%		4.48%	2.77%
10 years	96.10%	—		49.41%	—		—		65.33%	28.07%
Annualized	6.97%	—		4.10%	—		—		5.16%	2.50%
Since division inception in Variable Life Account II	14.87%	(6.34%)		(0.62%)	8.69%		(13.78%)		(6.32%)	8.86%
Annualized	3.60%	(1.66%)		(0.16%)	2.15%		(3.72%)		(1.65%)	2.19%
Since portfolio inception (a)	—	82.80	%(b)	—	125.20	%(c)	67.21	%(c)	—	—
Annualized	—	8.18%		—	9.00%		5.61%		—	—
Current yield (d)										0.25%

All total return figures shown above reflect the deduction of portfolio expenses. Returns do not reflect premium deductions such as sales charges, premium taxes, surrender charges or cost of insurance charges. The returns shown would be lower if excluded contract charges were included and/or if underlying portfolio expense reimbursements and fee waivers were not reflected.

All policies were first offered and all divisions of the Variable Life Account II began on January 31, 2007. Performance quoted for periods prior to January 31, 2007 is based on the actual investment experience of the portfolio, adjusted for the expenses of the product and premium charges.

(a)	Returns are stated as of the inception date of the portfolio, which precedes the inception date of the division. See the following footnotes for portfolio inception dates.
(b)	Portfolio inception on May 1, 2003.
(c)	Portfolio inception on July 31, 2001.
(d)	For the seven-day period ended December 31, 2010, the Money Market Portfolio’s yield was 0.25% and was equivalent to a compound effective yield of 0.25%. The seven-day yield does not include deductions that are included in the separate account. The yield quotation more closely reflects the current earnings of the Money Market Portfolio than the total return quotation. Effective December 31, 2008, the management fee of 0.30% for the Money Market Portfolio has been voluntarily waived. The performance shown for this division would have been lower without the fee waiver. This fee waiver is voluntary and may be revised or terminated at any time.

v

Select Bond Division	High Yield Bond Division	Balanced Division	Asset Allocation Division		Fidelity VIP Mid Cap Division	Russell Multi-Style Equity Division	Russell Aggressive Equity Division	Russell Non-U.S. Division	Russell Real Estate Securities Division	Russell Core Bond Division
6.59%	14.56%	11.96%	13.01%		28.57%	16.46%	24.88%	11.42%	22.92%	10.02%
32.86%	47.22%	23.14%	20.67%		40.68%	13.17%	11.19%	10.50%	14.70%	36.67%
5.85%	8.04%	4.25%	3.83%		7.07%	2.51%	2.14%	2.02%	2.78%	6.45%
85.64%	121.55%	45.42%	—		148.40%	13.20%	56.13%	36.46%	168.40%	81.07%
6.38%	8.28%	3.82%	—		9.53%	1.25%	4.56%	3.16%	10.38%	6.12%
27.96%	33.03%	10.56%	8.63%		23.22%	(1.28%)	(5.10%)	(11.39%)	(22.36%)	31.90%
6.50%	7.56%	2.60%	2.14%		5.48%	(0.33%)	(1.33%)	(3.04%)	(6.26%)	7.33%
—	—	—	50.54	%(c)	—	—	—	—	—	—
—	—	—	4.44%		—	—	—	—	—	—

Annual Report December 31, 2010

Northwestern Mutual Variable Life Account

Financial Statements

Northwestern Mutual Variable Life Account Financial Statements

Statements of Assets and Liabilities

Northwestern Mutual Variable Life Account

December 31, 2010

(in thousands, except accumulation unit values)

	Growth Stock Division	Focused Appreciation Division	Large Cap Core Stock Division	Index 500 Stock Division	Domestic Equity Division	Equity Income Division	Mid Cap Growth Stock Division
Assets:
Investments, at Value (1)
Northwestern Mutual Series Fund, Inc.	$288,688	$97,870	$193,012	$730,891	$134,537	$73,855	$404,120
Fidelity Variable Insurance Products	—	—	—	—	—	—	—
Russell Investment Funds	—	—	—	—	—	—	—
Due from Northwestern Mutual Life Insurance Company	13	—	—	—	95	—	—

Total Assets	288,701	97,870	193,012	730,891	134,632	73,855	404,120

Liabilities:
Due to Northwestern Mutual Life Insurance Company	—	7	16	—	—	15	46

Total Liabilities	—	7	16	—	—	15	46

Total Net Assets	$288,701	$97,863	$192,996	$730,891	$134,632	$73,840	$404,074

Net Assets:
Variable Life Policies Issued
Before October 11, 1995
Policyowners’ Equity	$26,089	$6,931	$21,509	$104,930	$12,385	$6,048	$57,061
Northwestern Mutual’s Equity	628	128	563	2,221	291	122	1,278
Variable CompLife Policies Issued Between October 11, 1995 and December 31, 2008 (2)
Policyowners’ Equity	235,722	77,603	151,191	544,305	104,901	59,557	320,416
Northwestern Mutual’s Equity	11,522	4,326	7,448	27,273	6,205	3,098	14,808
Variable Executive Life Policies Issued Between March 2, 1998 and December 31, 2008 (3)
Policyowners’ Equity	8,317	5,022	7,715	20,483	5,303	1,490	3,878
Variable Joint Life Policies Issued Between December 10, 1998 and December 31, 2008 (4)
Policyowners’ Equity	6,423	3,853	4,570	31,679	5,547	3,525	6,633

Total Net Assets	$288,701	$97,863	$192,996	$730,891	$134,632	$73,840	$404,074

(1) Investments, at cost	$258,411	$89,990	$179,003	$745,803	$155,558	$78,268	$377,379
Mutual Fund Shares Held	135,280	52,534	155,279	281,004	152,019	61,907	129,650
(2) Accumulation Unit Value	$2.434967	$2.008299	$1.972165	$2.602259	$1.241092	$1.619759	$2.625759
Units Outstanding	101,540	40,795	80,440	219,648	89,523	38,682	127,668
(3) Accumulation Unit Value	$32.998214	$20.869750	$26.477036	$58.583796	$13.033112	$16.832155	$71.778944
Units Outstanding	252	241	291	350	407	89	54
(4) Accumulation Unit Value	$32.998214	$20.869750	$26.477036	$58.583796	$13.033112	$16.832155	$71.778944
Units Outstanding	195	185	173	541	425	209	92

The Accompanying Notes are an Integral Part of the Financial Statements.

Statements of Assets and Liabilities

Statements of Assets and Liabilities

Northwestern Mutual Variable Life Account

December 31, 2010

(in thousands, except accumulation unit values)

	Index 400 Stock Division	Mid Cap Value Division	Small Cap Growth Stock Division	Small Cap Value Division	International Growth Division	International Equity Division	Money Market Division
Assets:
Investments, at Value (1)
Northwestern Mutual Series Fund, Inc.	$208,550	$39,839	$201,117	$144,066	$94,949	$508,646	$169,089
Fidelity Variable Insurance Products	—	—	—	—	—	—	—
Russell Investment Funds	—	—	—	—	—	—	—
Due from Northwestern Mutual Life Insurance Company	—	—	—	—	25	77	27

Total Assets	208,550	39,839	201,117	144,066	94,974	508,723	169,116

Liabilities:
Due to Northwestern Mutual Life Insurance Company	29	—	5	57	—	—	—

Total Liabilities	29	—	5	57	—	—	—

Total Net Assets	$208,521	$39,839	$201,112	$144,009	$94,974	$508,723	$169,116

Net Assets:
Variable Life Policies Issued
Before October 11, 1995
Policyowners’ Equity	$10,476	$2,433	$9,192	$10,946	$5,357	$61,627	$12,024
Northwestern Mutual’s Equity	183	51	186	213	105	1,364	256
Variable CompLife Policies Issued Between October 11, 1995 and December 31, 2008 (2)
Policyowners’ Equity	176,595	31,215	170,705	116,227	73,844	393,542	125,701
Northwestern Mutual’s Equity	8,771	1,820	9,160	6,430	4,308	19,776	9,041
Variable Executive Life Policies Issued Between March 2, 1998 and December 31, 2008 (3)
Policyowners’ Equity	6,071	3,045	4,783	4,301	7,486	18,646	13,329
Variable Joint Life Policies Issued Between December 10, 1998 and December 31, 2008 (4)
Policyowners’ Equity	6,425	1,275	7,086	5,892	3,874	13,768	8,765

Total Net Assets	$208,521	$39,839	$201,112	$144,009	$94,974	$508,723	$169,116

(1) Investments, at cost	$181,571	$43,848	$209,856	$129,771	$109,928	$481,510	$169,089
Mutual Fund Shares Held	142,161	34,285	113,306	85,499	78,470	294,697	169,089
(2) Accumulation Unit Value	$2.311836	$1.759035	$2.308077	$2.144514	$1.592294	$2.718891	$1.559508
Units Outstanding	80,182	18,781	77,929	57,196	49,082	152,018	86,400
(3) Accumulation Unit Value	$25.934506	$18.279525	$29.671998	$22.519799	$16.720938	$4.095847	$41.380226
Units Outstanding	234	167	161	191	448	4,552	322
(4) Accumulation Unit Value	$25.934506	$18.279525	$29.671998	$22.519799	$16.720938	$4.095847	$41.380226
Units Outstanding	248	70	238	262	232	3,361	212

The Accompanying Notes are an Integral Part of the Financial Statements.

Statements of Assets and Liabilities

Select Bond Division	High Yield Bond Division	Balanced Division	Asset Allocation Division	Fidelity VIP Mid Cap Division	Russell Multi-Style Equity Division	Russell Aggressive Equity Division	Russell Non-US Division	Russell Real Estate Securities Division	Russell Core Bond Division

$238,702	$92,377	$323,296	$40,865	$—	$—	$—	$—	$—	$—
—	—	—	—	140,650	—	—	—	—	—
—	—	—	—	—	173,425	85,266	131,849	139,684	98,089
103	4	—	—	16	83	—	12	26	60

238,805	92,381	323,296	40,865	140,666	173,508	85,266	131,861	139,710	98,149

—	—	47	5	—	—	13	—	—	—

—	—	47	5	—	—	13	—	—	—

$238,805	$92,381	$323,249	$40,860	$140,666	$173,508	$85,253	$131,861	$139,710	$98,149

$22,616	$7,258	$146,492	$5,343	$13,347	$7,632	$5,029	$7,799	$8,195	$7,114
436	144	2,094	103	242	162	93	174	161	191

173,304	74,389	153,813	30,899	108,602	132,240	69,073	99,384	112,547	59,226
9,254	3,547	7,586	1,604	6,310	7,688	3,959	5,552	6,296	3,235

23,316	3,470	7,934	1,166	7,095	18,143	4,176	12,744	7,500	23,958

9,879	3,573	5,330	1,745	5,070	7,643	2,923	6,208	5,011	4,425

$238,805	$92,381	$323,249	$40,860	$140,666	$173,508	$85,253	$131,861	$139,710	$98,149

$227,759	$85,475	$360,142	$41,336	$128,705	$152,638	$90,580	$146,274	$150,161	$94,282
185,616	127,592	230,761	38,956	4,378	12,771	7,153	12,914	10,035	9,333
$2.341027	$2.662698	$2.557927	$1.433617	$2.801620	$0.975990	$1.531783	$1.368210	$3.023867	$1.882787
77,982	29,270	63,098	22,672	41,016	143,371	47,678	76,697	39,302	33,175
$181.992325	$34.475967	$137.200077	$15.054442	$29.113348	$10.686543	$17.202203	$14.635995	$31.671345	$19.746605
128	101	58	77	244	1,698	243	871	237	1,213
$181.992325	$34.475967	$137.200077	$15.054442	$29.113348	$10.686543	$17.202203	$14.635995	$31.671345	$19.746605
54	104	39	116	174	715	170	424	158	224

The Accompanying Notes are an Integral Part of the Financial Statements.

Statements of Assets and Liabilities

Statements of Operations

Northwestern Mutual Variable Life Account

For the Year Ended December 31, 2010

(in thousands)

	Growth Stock Division	Focused Appreciation Division	Large Cap Core Stock Division	Index 500 Stock Division
Income:
Dividend income	$2,172	$—	$2,096	$13,302
Expenses:
Mortality and expense risk charges	1,137	372	752	2,831
Taxes	12	3	10	49

Net investment income (loss)	1,023	(375)	1,334	10,422

Realized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	(2,545)	263	(4,215)	(9,877)
Realized gain distributions	—	—	—	5,003

Realized gains (losses)	(2,545)	263	(4,215)	(4,874)

Change in unrealized appreciation/depreciation of investments during the period	31,797	7,977	24,055	87,360

Net increase (decrease) in net assets resulting from operations	$30,275	$7,865	$21,174	$92,908

	International Equity Division	Money Market Division	Select Bond Division	High Yield Bond Division
Income:
Dividend income	$14,029	$520	$8,842	$6,285
Expenses:
Mortality and expense risk charges	2,018	705	920	368
Taxes	30	7	11	4

Net investment income (loss)	11,981	(192)	7,911	5,913

Realized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	(104)	—	1,130	965
Realized gain distributions	—	12	654	—

Realized gains (losses)	(104)	12	1,784	965

Change in unrealized appreciation/depreciation of investments during the period	21,731	—	4,063	4,752

Net increase (decrease) in net assets resulting from operations	$33,608	$(180)	$13,758	$11,630

The Accompanying Notes are an Integral Part of the Financial Statements.

Statements of Operations

Domestic Equity Division	Equity Income Division	Mid Cap Growth Stock Division	Index 400 Stock Division	Mid Cap Value Division	Small Cap Growth Stock Division	Small Cap Value Division	International Growth Division

$2,770	$1,108	$982	$2,017	$488	$1,287	$1,372	$758

507	275	1,586	780	142	733	533	331
6	3	26	5	1	4	5	2

2,257	830	(630)	1,232	345	550	834	425

(2,430)	(1,589)	(9,482)	66	(2,078)	(3,440)	2,044	(2,650)
—	—	—	665	—	—	—	—

(2,430)	(1,589)	(9,482)	731	(2,078)	(3,440)	2,044	(2,650)

16,855	10,104	87,530	41,347	8,178	43,682	22,606	15,011

$16,682	$9,345	$77,418	$43,310	$6,445	$40,792	$25,484	$12,786

Balanced Division	Asset Allocation Division	Fidelity VIP Mid Cap Division	Russell Multi-Style Equity Division	Russell Aggressive Equity Division	Russell Non-US Division	Russell Real Estate Securities Division	Russell Core Bond Division

$6,464	$1,113	$152	$1,443	$346	$1,105	$2,825	$3,618

1,388	162	496	614	307	465	519	301
71	3	6	4	2	4	4	3

5,005	948	(350)	825	37	636	2,302	3,314

(8,343)	(552)	(1,162)	(13)	(2,233)	(516)	(1,911)	334
—	—	391	—	—	—	—	2,607

(8,343)	(552)	(771)	(13)	(2,233)	(516)	(1,911)	2,941

36,783	4,214	31,307	22,970	18,893	12,472	25,100	2,261

$33,445	$4,610	$30,186	$23,782	$16,697	$12,592	$25,491	$8,516

The Accompanying Notes are an Integral Part of the Financial Statements.

Statements of Operations

Statements of Changes in Net Assets

Northwestern Mutual Variable Life Account

(in thousands)

	Growth Stock Division		Focused Appreciation Division
	Year Ended December 31, 2010	Year Ended December 31, 2009	Year Ended December 31, 2010	Year Ended December 31, 2009

Operations:
Net investment income (loss)	$1,023	$1,713	$(375)	$(303)
Net realized gains (losses)	(2,545)	(5,105)	263	(678)
Net change in unrealized appreciation/ depreciation	31,797	78,579	7,977	26,775

Net increase (decrease) in net assets resulting from operations	30,275	75,187	7,865	25,794

Policy Transactions:
Policyowners’ net payments	23,120	26,445	8,658	8,380
Policy loans, surrenders and death benefits	(25,375)	(15,891)	(8,371)	(6,942)
Mortality and other (net)	(7,279)	(8,044)	(2,520)	(2,628)
Transfers from other divisions	34,677	15,890	19,667	18,714
Transfers to other divisions	(41,784)	(17,336)	(15,264)	(14,625)

Net increase (decrease) in net assets resulting from policy transactions	(16,641)	1,064	2,170	2,899

Net increase (decrease) in net assets	13,634	76,251	10,035	28,693

Net Assets:
Beginning of period	275,067	198,816	87,828	59,135

End of period	$288,701	$275,067	$97,863	$87,828

Units issued during the period	16,675	21,331	11,635	14,596
Units redeemed during the period	(21,336)	(22,754)	(11,029)	(12,408)

Net units issued (redeemed) during period	(4,661)	(1,423)	606	2,188

	Mid Cap Growth Stock Division		Index 400 Stock Division
	Year Ended December 31, 2010	Year Ended December 31, 2009	Year Ended December 31, 2010	Year Ended December 31, 2009

Operations:
Net investment income (loss)	$(630)	$(505)	$1,232	$2,094
Net realized gains (losses)	(9,482)	(11,271)	731	2,365
Net change in unrealized appreciation/ depreciation	87,530	96,475	41,347	44,192

Net increase (decrease) in net assets resulting from operations	77,418	84,699	43,310	48,651

Policy Transactions:
Policyowners’ net payments	28,654	32,786	14,339	16,167
Policy loans, surrenders and death benefits	(33,072)	(25,144)	(17,053)	(11,985)
Mortality and other (net)	(10,140)	(9,844)	(4,990)	(5,033)
Transfers from other divisions	13,707	14,572	13,812	10,778
Transfers to other divisions	(21,347)	(17,344)	(18,442)	(15,433)

Net increase (decrease) in net assets resulting from policy transactions	(22,198)	(4,974)	(12,334)	(5,506)

Net increase (decrease) in net assets	55,220	79,725	30,976	43,145

Net Assets:
Beginning of period	348,854	269,129	177,545	134,400

End of period	$404,074	$348,854	$208,521	$177,545

Units issued during the period	17,240	24,197	13,194	17,990
Units redeemed during the period	(24,850)	(26,722)	(17,376)	(20,353)

Net units issued (redeemed) during period	(7,610)	(2,525)	(4,182)	(2,363)

The Accompanying Notes are an Integral Part of the Financial Statements.

Statements of Changes in Net Assets

Large Cap Core Stock Division		Index 500 Stock Division		Domestic Equity Division		Equity Income Division
Year Ended December 31, 2010	Year Ended December 31, 2009	Year Ended December 31, 2010	Year Ended December 31, 2009	Year Ended December 31, 2010	Year Ended December 31, 2009	Year Ended December 31, 2010	Year Ended December 31, 2009

$1,334	$2,159	$10,422	$13,360	$2,257	$3,061	$830	$1,284
(4,215)	(5,497)	(4,874)	1,397	(2,430)	(2,436)	(1,589)	(1,799)
24,055	43,709	87,360	121,808	16,855	26,412	10,104	12,873

21,174	40,371	92,908	136,565	16,682	27,037	9,345	12,358

16,425	18,357	57,023	63,278	12,739	13,892	5,885	6,281
(17,828)	(12,684)	(58,092)	(49,959)	(11,192)	(7,976)	(5,900)	(4,531)
(4,893)	(5,325)	(18,730)	(19,116)	(3,368)	(3,426)	(1,790)	(1,667)
17,200	14,344	78,450	38,264	12,165	9,926	13,421	9,838
(17,037)	(15,344)	(75,786)	(39,587)	(12,333)	(10,822)	(8,693)	(6,917)

(6,133)	(652)	(17,135)	(7,120)	(1,989)	1,594	2,923	3,004

15,041	39,719	75,773	129,445	14,693	28,631	12,268	15,362

177,955	138,236	655,118	525,673	119,939	91,308	61,572	46,210

$192,996	$177,955	$730,891	$655,118	$134,632	$119,939	$73,840	$61,572

13,698	18,085	35,185	46,549	18,344	24,059	10,630	12,506
(16,697)	(19,256)	(42,103)	(48,585)	(18,787)	(22,203)	(8,664)	(10,053)

(2,999)	(1,171)	(6,918)	(2,036)	(443)	1,856	1,966	2,453

Mid Cap Value Division		Small Cap Growth Stock Division		Small Cap Value Division		International Growth Division
Year Ended December 31, 2010	Year Ended December 31, 2009	Year Ended December 31, 2010	Year Ended December 31, 2009	Year Ended December 31, 2010	Year Ended December 31, 2009	Year Ended December 31, 2010	Year Ended December 31, 2009

$345	$203	$550	$(200)	$834	$439	$425	$166
(2,078)	(2,307)	(3,440)	(7,560)	2,044	4,101	(2,650)	(3,032)
8,178	8,079	43,682	47,360	22,606	22,271	15,011	16,621

6,445	5,975	40,792	39,600	25,484	26,811	12,786	13,755

3,548	3,823	16,158	18,114	11,182	12,433	8,726	9,603
(3,608)	(2,264)	(17,623)	(14,215)	(11,199)	(9,260)	(8,176)	(5,674)
(1,052)	(984)	(4,903)	(4,888)	(3,644)	(3,617)	(2,311)	(2,314)
22,432	4,520	27,102	20,416	19,361	12,950	42,439	11,030
(19,751)	(4,711)	(26,756)	(21,580)	(19,225)	(14,624)	(35,251)	(11,229)

1,569	384	(6,022)	(2,153)	(3,525)	(2,118)	5,427	1,416

8,014	6,359	34,770	37,447	21,959	24,693	18,213	15,171

31,825	25,466	166,342	128,895	122,050	97,357	76,761	61,590

$39,839	$31,825	$201,112	$166,342	$144,009	$122,050	$94,974	$76,761

6,141	5,901	14,559	20,471	11,528	15,421	15,822	15,210
(5,802)	(5,599)	(17,602)	(21,800)	(12,778)	(16,262)	(13,844)	(14,371)

339	302	(3,043)	(1,329)	(1,250)	(841)	1,978	839

The Accompanying Notes are an Integral Part of the Financial Statements.

Statements of Changes in Net Assets

Statements of Changes in Net Assets

Northwestern Mutual Variable Life Account

(in thousands)

	International Equity Division		Money Market Division
	Year Ended December 31, 2010	Year Ended December 31, 2009	Year Ended December 31, 2010	Year Ended December 31, 2009

Operations:
Net investment income (loss)	$11,981	$17,187	$(192)	$654
Net realized gains (losses)	(104)	6,202	12	1
Net change in unrealized appreciation/ depreciation	21,731	97,116	—	—

Net increase (decrease) in net assets resulting from operations	33,608	120,505	(180)	655

Policy Transactions:
Policyowners’ net payments	38,680	42,672	95,869	106,083
Policy loans, surrenders and death benefits	(43,462)	(32,299)	(63,659)	(53,664)
Mortality and other (net)	(13,032)	(14,802)	(7,410)	(8,938)
Transfers from other divisions	70,724	37,452	126,490	124,543
Transfers to other divisions	(67,040)	(32,325)	(170,742)	(157,865)

Net increase (decrease) in net assets resulting from policy transactions	(14,130)	698	(19,452)	10,159

Net increase (decrease) in net assets	19,478	121,203	(19,632)	10,814

Net Assets:
Beginning of period	489,245	368,042	188,748	177,934

End of period	$508,723	$489,245	$169,116	$188,748

Units issued during the period	38,456	37,372	112,514	121,314
Units redeemed during the period	(43,028)	(36,196)	(121,911)	(119,541)

Net units issued (redeemed) during period	(4,572)	1,176	(9,397)	1,773

	Fidelity VIP Mid Cap Division		Russell Multi-Style Equity Division
	Year Ended December 31, 2010	Year Ended December 31, 2009	Year Ended December 31, 2010	Year Ended December 31, 2009

Operations:
Net investment income (loss)	$(350)	$44	$825	$1,328
Net realized gains (losses)	(771)	(2,185)	(13)	(4,646)
Net change in unrealized appreciation/ depreciation	31,307	31,097	22,970	41,785

Net increase (decrease) in net assets resulting from operations	30,186	28,956	23,782	38,467

Policy Transactions:
Policyowners’ net payments	10,250	10,937	13,002	15,320
Policy loans, surrenders and death benefits	(10,880)	(6,273)	(13,998)	(12,051)
Mortality and other (net)	(3,658)	(3,224)	(4,447)	(4,711)
Transfers from other divisions	36,589	14,658	22,938	67,051
Transfers to other divisions	(27,176)	(11,938)	(29,231)	(70,621)

Net increase (decrease) in net assets resulting from policy transactions	5,125	4,160	(11,736)	(5,012)

Net increase (decrease) in net assets	35,311	33,116	12,046	33,455

Net Assets:
Beginning of period	105,355	72,239	161,462	128,007

End of period	$140,666	$105,355	$173,508	$161,462

Units issued during the period	10,845	11,830	28,038	42,139
Units redeemed during the period	(9,673)	(9,821)	(37,957)	(44,493)

Net units issued (redeemed) during period	1,172	2,009	(9,919)	(2,354)

The Accompanying Notes are an Integral Part of the Financial Statements.

Statements of Changes in Net Assets

Select Bond Division		High Yield Bond Division		Balanced Division		Asset Allocation Division
Year Ended December 31, 2010	Year Ended December 31, 2009	Year Ended December 31, 2010	Year Ended December 31, 2009	Year Ended December 31, 2010	Year Ended December 31, 2009	Year Ended December 31, 2010	Year Ended December 31, 2009

$7,911	$9,817	$5,913	$6,056	$5,005	$11,082	$948	$841
1,784	651	965	(53)	(8,343)	(11,202)	(552)	(1,064)
4,063	7,342	4,752	19,567	36,783	52,539	4,214	7,965

13,758	17,810	11,630	25,570	33,445	52,419	4,610	7,742

17,938	18,551	5,907	6,167	21,634	22,112	2,842	3,168
(28,609)	(19,175)	(9,199)	(5,595)	(22,250)	(19,889)	(4,027)	(3,159)
(6,029)	(7,285)	(2,538)	(2,459)	(8,557)	(8,680)	(1,123)	(1,123)
60,450	61,681	15,844	16,685	13,278	12,282	3,993	5,096
(42,155)	(39,230)	(13,535)	(11,299)	(13,315)	(14,051)	(2,780)	(3,328)

1,595	14,542	(3,521)	3,499	(9,210)	(8,226)	(1,095)	654

15,353	32,352	8,109	29,069	24,235	44,193	3,515	8,396

223,452	191,100	84,272	55,203	299,014	254,821	37,345	28,949

$238,805	$223,452	$92,381	$84,272	$323,249	$299,014	$40,860	$37,345

21,882	26,321	6,977	9,817	10,022	12,984	5,079	6,464
(21,931)	(20,798)	(7,946)	(8,658)	(12,085)	(14,735)	(5,733)	(6,463)

(49)	5,523	(969)	1,159	(2,063)	(1,751)	(654)	1

Russell Aggressive Equity Division		Russell Non-US Division		Russell Real Estate Securities Division		Russell Core Bond Division
Year Ended December 31, 2010	Year Ended December 31, 2009	Year Ended December 31, 2010	Year Ended December 31, 2009	Year Ended December 31, 2010	Year Ended December 31, 2009	Year Ended December 31, 2010	Year Ended December 31, 2009

$37	$70	$636	$2,694	$2,302	$3,707	$3,314	$3,301
(2,233)	(2,180)	(516)	(1,670)	(1,911)	(4,264)	2,941	(44)
18,893	18,956	12,472	25,120	25,100	26,150	2,261	7,467

16,697	16,846	12,592	26,144	25,491	25,593	8,516	10,724

6,862	7,866	10,391	12,178	10,990	11,966	5,744	6,235
(6,989)	(5,417)	(10,726)	(8,973)	(12,273)	(7,970)	(9,825)	(5,821)
(2,134)	(2,128)	(3,289)	(3,679)	(3,591)	(2,979)	(2,329)	(2,415)
9,527	13,006	19,087	40,245	31,929	31,672	46,009	73,600
(9,845)	(13,500)	(20,573)	(44,630)	(26,714)	(30,354)	(36,378)	(60,658)

(2,579)	(173)	(5,110)	(4,859)	341	2,335	3,221	10,941

14,118	16,673	7,482	21,285	25,832	27,928	11,737	21,665

71,135	54,462	124,379	103,094	113,878	85,950	86,412	64,747

$85,253	$71,135	$131,861	$124,379	$139,710	$113,878	$98,149	$86,412

10,147	13,102	16,644	21,650	9,674	12,614	13,823	15,373
(11,139)	(13,059)	(19,400)	(23,210)	(9,091)	(11,143)	(12,275)	(13,797)

(992)	43	(2,756)	(1,560)	583	1,471	1,548	1,576

The Accompanying Notes are an Integral Part of the Financial Statements.

Statements of Changes in Net Assets

Notes to Financial Statements

Northwestern Mutual Variable Life Account

December 31, 2010

1. Organization — Northwestern Mutual Variable Life Account (“the Account”) is registered as a unit investment trust under the Investment Company Act of 1940 and is a segregated asset account of The Northwestern Mutual Life Insurance Company (“Northwestern Mutual”) used to fund variable life insurance policies.

All assets of each Division of the Account are invested in shares of the corresponding Portfolio of Northwestern Mutual Series Fund, Inc., Fidelity Variable Insurance Products and the Russell Investment Funds (collectively known as “the Funds”). The Funds are open-end investment companies registered under the Investment Company Act of 1940.

2. Significant Accounting Policies

A.	Use of Estimates — The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

B.	Investment Valuation — The shares are valued at the Funds’ offering and redemption prices per share. As of December 31, 2010, all of the Account’s investments are identified as Level 1 securities for valuation purposes under the Fair Value Measurements and Disclosures Topic of the FASB Accounting Standards Codification. Level 1 securities are valued at fair value as determined by quoted prices in active markets for identical securities.

C.	Investment Income, Securities Transactions and Policy Dividends — Transactions in the Funds’ shares are accounted for on the trade date. The basis for determining cost on sale of the Funds’ shares is identified cost. Dividend income and distributions of net realized gains from the Funds are recorded on the ex–date of the dividends. Dividends and distributions received are reinvested in additional shares of the respective portfolios of the Funds. The policies are eligible to receive policy dividends from Northwestern Mutual. Any policy dividends reinvested in the Account are reflected in Policyowners’ net payments in the accompanying financial statements.

D.	Taxes — Northwestern Mutual is taxed as a “life insurance company” under the Internal Revenue Code. The variable life insurance policies, which are funded in the Account, are taxed as part of the operations of Northwestern Mutual. Policies provide that a charge for taxes may be made against the assets of the Account. Generally, for Variable Life policies issued before October 11, 1995, Northwestern Mutual charges the Account at an annual rate of 0.05% of the Account’s net assets and reserves the right to increase, decrease or eliminate the charge for taxes in the future. Generally, for Variable CompLife policies issued on or after October 11, 1995, Variable Executive Life policies issued on or after March 2, 1998, and Variable Joint Life policies issued on or after December 10, 1998, there is no charge being made against the assets of the Account for federal income taxes, but Northwestern Mutual reserves the right to charge for taxes in the future.

E.	Premium Payments — For Variable Life and Variable CompLife policies, the Account is credited for the policyowners’ net annual premiums at the respective policy anniversary dates regardless of when policyowners actually pay their premiums. Northwestern Mutual’s equity represents any unpaid portion of net annual premiums.

3. Purchases and Sales of Investments — Purchases and sales of the Funds’ shares for the year ended December 31, 2010 were as follows: (in thousands)

Division	Purchases	Sales
Growth Stock	$13,338	$28,889
Focused Appreciation	11,710	9,923
Large Cap Core Stock	15,377	20,101
Index 500 Stock	64,825	66,434
Domestic Equity	13,529	13,291
Equity Income	10,624	6,854
Mid Cap Growth Stock	14,721	37,521
Index 400 Stock	9,088	19,518
Mid Cap Value	6,019	4,101
Small Cap Growth Stock	14,782	20,253
Small Cap Value	10,450	13,227
International Growth	15,492	9,655
International Equity	47,546	49,992
Money Market	51,820	71,492
Select Bond	42,694	32,620
High Yield Bond	12,948	10,625
Balanced	21,391	25,559
Asset Allocation	4,403	4,549
Fidelity VIP Mid Cap	18,136	12,998
Russell Multi-Style Equity	6,175	17,157
Russell Aggressive Equity	5,854	8,396
Russell Non-U.S.	8,459	12,948
Russell Real Estate Securities	17,172	14,567
Russell Core Bond	20,364	11,439

Notes to Financial Statements

Notes to Financial Statements

4. Expenses and Related Party Transactions — A deduction for mortality and expense risks is paid to Northwestern Mutual. The mortality risk is that insureds may not live as long as estimated. The expense risk is that expenses of issuing and administering the policies may exceed the estimated costs.

For Variable Life and Variable CompLife policies, the deduction is determined daily at an annual rate of 0.50% and 0.45%, respectively, of the net assets of the Account.

A deduction for the mortality and expense risks for Variable Executive Life policies is determined monthly at an annual rate of 0.60% of the amount invested in the Account for the Policy for the first ten Policy years, and 0.17% thereafter for policies with the Cash Value Amendment, or 0.15% thereafter for policies without the Cash Value Amendment. A deduction for the mortality and expense risks for Variable Joint Life policies is determined monthly at an annual rate of 0.10% of the amounts invested in the Account for the Policy. These charges are reflected as a reduction in units and are included in Mortality and Other in the accompanying financial statements.

Additional mortality costs are deducted from the policy annually for Variable Life and Variable CompLife policies, and monthly for Variable Executive Life and Variable Joint Life policies, and are paid to Northwestern Mutual to cover the cost of providing insurance protection. For Variable Life and Variable CompLife policies this cost is actuarially calculated based upon the insured’s age, the 1980 Commissioners Standard Ordinary Mortality Table and the amount of insurance provided under the policy. For Variable Executive Life and Variable Joint Life policies the cost reflects expected mortality costs based upon actual experience.

Certain deductions are also made from the annual, single or other premiums before amounts are allocated to the Account. These deductions are for sales load, administrative expenses, taxes and a risk charge for the guaranteed minimum death benefit.

5. Subsequent Events — No events have occurred subsequent to December 31, 2010 that require disclosure or adjustment to the financial statements at that date or through the date of issuance.

6. Financial Highlights

(For a unit outstanding during the period)

	As of the respective period end date:			For the respective period ended:
Division	Units Outstanding (000’s)	Unit Value, Lowest to Highest	Net Assets (000’s)	Dividend Income as a % of Average Net Assets	Expense Ratio, Lowest to Highest	Total Return Lowest to Highest (1)
Growth Stock
Year Ended 12/31/10	101,987	$ 2.434967 to $ 32.998214	$288,701	0.82%	0.10% to 0.60%	11.76% to 12.37%
Year Ended 12/31/09	106,648	$ 2.176678 to $ 29.365924	$275,067	1.16%	0.10% to 0.60%	36.42% to 37.17%
Year Ended 12/31/08	108,071	$ 1.594004 to $ 21.408736	$198,816	1.06%	0.10% to 0.60%	(39.19%) to (38.86%)
Year Ended 12/31/07	109,301	$ 2.618873 to $ 35.015115	$338,683	0.89%	0.10% to 0.60%	8.60% to 9.20%
Year Ended 12/31/06	112,452	$ 2.409175 to $ 32.066403	$318,840	0.75%	0.10% to 0.60%	8.97% to 9.57%
Focused Appreciation
Year Ended 12/31/10	41,221	$ 2.008299 to $ 20.869750	$97,863	0.00%	0.10% to 0.60%	8.73% to 9.33%
Year Ended 12/31/09	40,615	$ 1.845162 to $ 19.088595	$87,828	0.00%	0.10% to 0.60%	41.70% to 42.47%
Year Ended 12/31/08	38,427	$ 1.300904 to $ 13.397864	$59,135	0.35%	0.10% to 0.60%	(40.34%) to (40.01%)
Year Ended 12/31/07	31,243	$ 2.178331 to $ 22.333276	$81,274	0.04%	0.10% to 0.60%	26.14% to 26.84%
Year Ended 12/31/06	24,065	$ 1.725184 to $ 17.607745	$48,864	0.42%	0.10% to 0.60%	4.31% to 4.88%
Large Cap Core Stock
Year Ended 12/31/10	80,904	$ 1.972165 to $ 26.477036	$192,996	1.20%	0.10% to 0.60%	12.29% to 12.91%
Year Ended 12/31/09	83,903	$ 1.754516 to $ 23.449551	$177,955	1.84%	0.10% to 0.60%	28.63% to 29.33%
Year Ended 12/31/08	85,074	$ 1.362693 to $ 18.131181	$138,236	1.62%	0.10% to 0.60%	(39.08%) to (38.74%)
Year Ended 12/31/07	84,079	$ 2.234518 to $ 29.597322	$227,645	1.15%	0.10% to 0.60%	8.52% to 9.12%
Year Ended 12/31/06	85,650	$ 2.057029 to $ 27.123722	$212,813	1.06%	0.10% to 0.60%	10.89% to 11.49%

(1)	Total Return includes deductions for management and other expenses; it excludes deductions for sales loads and other charges.

Notes to Financial Statements

Notes to Financial Statements

	As of the respective period end date:			For the respective period ended:
Division	Units Outstanding (000’s)	Unit Value, Lowest to Highest	Net Assets (000’s)	Dividend Income as a % of Average Net Assets	Expense Ratio, Lowest to Highest	Total Return Lowest to Highest (1)
Index 500 Stock
Year Ended 12/31/10	220,539	$ 2.602259 to $ 58.583796	$730,891	2.02%	0.10% to 0.60%	14.27% to 14.89%
Year Ended 12/31/09	227,457	$ 2.275083 to $ 50.989051	$655,118	2.82%	0.10% to 0.60%	25.71% to 26.40%
Year Ended 12/31/08	229,493	$ 1.808068 to $ 40.340674	$525,673	2.26%	0.10% to 0.60%	(37.29%) to (36.94%)
Year Ended 12/31/07	228,156	$ 2.880226 to $ 63.972521	$836,968	1.62%	0.10% to 0.60%	4.85% to 5.43%
Year Ended 12/31/06	229,219	$ 2.744303 to $ 60.678957	$805,187	1.57%	0.10% to 0.60%	14.99% to 15.62%
Domestic Equity
Year Ended 12/31/10	90,355	$ 1.241092 to $ 13.033112	$134,632	2.28%	0.10% to 0.60%	13.99% to 14.62%
Year Ended 12/31/09	90,798	$ 1.087659 to $ 11.370681	$119,939	3.49%	0.10% to 0.60%	28.81% to 29.52%
Year Ended 12/31/08	88,942	$ 0.843525 to $ 8.778981	$91,308	2.91%	0.10% to 0.60%	(38.83%) to (38.49%)
Year Ended 12/31/07	86,124	$ 1.377664 to $ 14.273423	$145,614	1.44%	0.10% to 0.60%	(6.84%) to (6.33%)
Year Ended 12/31/06	75,043	$ 1.477394 to $ 15.237722	$136,676	0.00%	0.10% to 0.60%	15.93% to 16.56%
Equity Income
Year Ended 12/31/10	38,980	$ 1.619759 to $ 16.832155	$73,840	1.70%	0.10% to 0.60%	14.70% to 15.33%
Year Ended 12/31/09	37,014	$ 1.410806 to $ 14.595160	$61,572	2.93%	0.10% to 0.60%	23.90% to 24.58%
Year Ended 12/31/08	34,561	$ 1.137525 to $ 11.715261	$46,210	0.03%	0.10% to 0.60%	(36.16%) to (35.81%)
Year Ended 12/31/07	30,456	$ 1.780093 to $ 18.250431	$64,070	2.10%	0.10% to 0.60%	2.69% to 3.26%
Year Ended 12/31/06	23,010	$ 1.731741 to $ 17.674755	$48,241	1.82%	0.10% to 0.60%	18.50% to 19.15%
Mid Cap Growth Stock
Year Ended 12/31/10	127,814	$ 2.625759 to $ 71.778944	$404,074	0.28%	0.10% to 0.60%	23.18% to 23.86%
Year Ended 12/31/09	135,424	$ 2.129518 to $ 57.953082	$348,854	0.28%	0.10% to 0.60%	31.37% to 32.09%(	2)
Year Ended 12/31/08	137,949	$ 1.619377 to $ 43.872392	$269,129	0.30%	0.10% to 0.60%	(40.41%) to (40.08%)
Year Ended 12/31/07	141,002	$ 2.714862 to $ 73.219863	$464,301	0.76%	0.10% to 0.60%	20.04% to 20.70%
Year Ended 12/31/06	147,324	$ 2.259482 to $ 60.663705	$404,081	0.12%	0.10% to 0.60%	3.83% to 4.40%
Index 400 Stock
Year Ended 12/31/10	80,664	$ 2.311836 to $ 25.934506	$208,521	1.09%	0.10% to 0.60%	25.60% to 26.29%
Year Ended 12/31/09	84,846	$ 1.838809 to $ 20.535699	$177,545	1.82%	0.10% to 0.60%	36.25% to 37.00%
Year Ended 12/31/08	87,209	$ 1.348229 to $ 14.989442	$134,400	1.54%	0.10% to 0.60%	(36.63%) to (36.28%)
Year Ended 12/31/07	88,681	$ 2.125280 to $ 23.522236	$218,656	1.23%	0.10% to 0.60%	7.34% to 7.93%
Year Ended 12/31/06	89,766	$ 1.978080 to $ 21.794434	$206,352	1.06%	0.10% to 0.60%	9.44% to 10.04%
Mid Cap Value
Year Ended 12/31/10	19,018	$ 1.759035 to $ 18.279525	$39,839	1.41%	0.10% to 0.60%	19.27% to 19.93%
Year Ended 12/31/09	18,679	$ 1.473346 to $ 15.242180	$31,825	1.20%	0.10% to 0.60%	22.56% to 23.24%
Year Ended 12/31/08	18,377	$ 1.200893 to $ 12.367958	$25,466	0.00%	0.10% to 0.60%	(35.43%) to (35.07%)
Year Ended 12/31/07	18,925	$ 1.857847 to $ 19.047672	$40,344	0.83%	0.10% to 0.60%	(0.71%) to (0.16%)
Year Ended 12/31/06	12,958	$ 1.869298 to $ 19.078717	$28,186	1.30%	0.10% to 0.60%	13.87% to 14.49%
Small Cap Growth Stock
Year Ended 12/31/10	78,328	$ 2.308077 to $ 29.671998	$201,112	0.75%	0.10% to 0.60%	25.16% to 25.85%
Year Ended 12/31/09	81,371	$ 1.842237 to $ 23.577314	$166,342	0.28%	0.10% to 0.60%	30.46% to 31.17%
Year Ended 12/31/08	82,700	$ 1.410759 to $ 17.974245	$128,895	0.17%	0.10% to 0.60%	(44.18%) to (43.87%)
Year Ended 12/31/07	82,192	$ 2.524707 to $ 32.021844	$231,752	0.08%	0.10% to 0.60%	8.94% to 9.54%
Year Ended 12/31/06	84,660	$ 2.315230 to $ 29.232653	$220,095	0.00%	0.10% to 0.60%	6.10% to 6.68%
Small Cap Value
Year Ended 12/31/10	57,649	$ 2.144514 to $ 22.519799	$144,009	1.09%	0.10% to 0.60%	21.28% to 21.95%
Year Ended 12/31/09	58,899	$ 1.766442 to $ 18.466637	$122,050	0.85%	0.10% to 0.60%	27.48% to 28.18%
Year Ended 12/31/08	59,740	$ 1.384260 to $ 14.406429	$97,357	0.34%	0.10% to 0.60%	(28.53%) to (28.13%)
Year Ended 12/31/07	58,487	$ 1.934849 to $ 20.045927	$135,847	0.41%	0.10% to 0.60%	(1.37%) to (0.83%)
Year Ended 12/31/06	54,770	$ 1.959847 to $ 20.213417	$131,093	0.23%	0.10% to 0.60%	15.92% to 16.55%
International Growth
Year Ended 12/31/10	49,762	$ 1.592294 to $ 16.720938	$94,974	0.92%	0.10% to 0.60%	15.79% to 16.43%
Year Ended 12/31/09	47,784	$ 1.373759 to $ 14.361577	$76,761	0.66%	0.10% to 0.60%	22.49% to 23.16%
Year Ended 12/31/08	46,945	$ 1.120404 to $ 11.660588	$61,590	1.52%	0.10% to 0.60%	(46.48%) to (46.19%)
Year Ended 12/31/07	45,016	$ 2.091399 to $ 21.668250	$110,759	0.81%	0.10% to 0.60%	12.00% to 12.62%
Year Ended 12/31/06	36,920	$ 1.865431 to $ 19.240066	$81,194	0.20%	0.10% to 0.60%	20.81% to 21.48%

(1)	Total Return includes deductions for management and other expenses; it excludes deductions for sales loads and other charges.
(2)	Total Return reflects the effect of a one-time class action settlement received on June 18, 2009. Absent the payment, the returns would have ranged from 31.27% to 31.99% for the Mid Cap Growth Stock Division, from 31.66% to 32.39% for the International Equity Division and from 0.06% to 0.61% for the Money Market Division.

Notes to Financial Statements

Notes to Financial Statements

	As of the respective period end date:			For the respective period ended:
Division	Units Outstanding (000’s)	Unit Value, Lowest to Highest	Net Assets (000’s)	Dividend Income as a % of Average Net Assets	Expense Ratio, Lowest to Highest	Total Return Lowest to Highest (1)
International Equity
Year Ended 12/31/10	159,931	$ 2.718891 to $ 4.095847	$508,723	3.01%	0.10% to 0.60%	7.08% to 7.67%
Year Ended 12/31/09	164,503	$ 2.536491 to $ 3.803991	$489,245	4.66%	0.10% to 0.60%	32.38% to 33.11%(	2)
Year Ended 12/31/08	163,327	$ 1.914107 to $ 2.857743	$368,042	2.67%	0.10% to 0.60%	(44.09%) to (43.78%)
Year Ended 12/31/07	163,444	$ 3.420279 to $ 5.083451	$662,096	1.83%	0.10% to 0.60%	17.42% to 18.06%
Year Ended 12/31/06	156,118	$ 2.910111 to $ 4.305729	$541,364	1.70%	0.10% to 0.60%	30.18% to 30.90%
Money Market
Year Ended 12/31/10	86,934	$1.559508 to $ 41.380226	$169,116	0.29%	0.10% to 0.60%	(0.25%) to 0.29%
Year Ended 12/31/09	96,331	$1.561917 to $ 41.258586	$188,748	0.75%	0.10% to 0.60%	0.21% to 0.76%(	2)
Year Ended 12/31/08	94,558	$1.557129 to $ 40.947848	$177,934	2.65%	0.10% to 0.60%	2.20% to 2.76%
Year Ended 12/31/07	77,291	$1.522145 to $ 39.847990	$142,948	5.13%	0.10% to 0.60%	4.70% to 5.28%
Year Ended 12/31/06	74,505	$1.452309 to $ 37.848488	$131,778	4.74%	0.10% to 0.60%	4.29% to 4.86%
Select Bond
Year Ended 12/31/10	78,164	$2.341027 to $181.992325	$238,805	3.75%	0.10% to 0.60%	6.00% to 6.59%
Year Ended 12/31/09	78,213	$2.206231 to $170.745431	$223,452	5.05%	0.10% to 0.60%	8.77% to 9.37%
Year Ended 12/31/08	72,690	$2.026282 to $156.116892	$191,100	4.60%	0.10% to 0.60%	2.69% to 3.26%
Year Ended 12/31/07	61,706	$1.971244 to $151.194364	$164,709	3.96%	0.10% to 0.60%	5.81% to 6.39%
Year Ended 12/31/06	54,043	$1.861181 to $142.110273	$134,698	3.64%	0.10% to 0.60%	3.18% to 3.74%
High Yield Bond
Year Ended 12/31/10	29,475	$2.662698 to $ 34.475967	$ 92,381	7.13%	0.10% to 0.60%	13.93% to 14.56%
Year Ended 12/31/09	30,444	$2.334783 to $ 30.094875	$ 84,272	8.96%	0.10% to 0.60%	44.60% to 45.39%
Year Ended 12/31/08	29,285	$1.613065 to $ 20.699102	$ 55,203	8.18%	0.10% to 0.60%	(21.78%) to (21.35%)
Year Ended 12/31/07	29,659	$2.060165 to $ 26.317469	$ 72,398	6.14%	0.10% to 0.60%	1.82% to 2.38%
Year Ended 12/31/06	28,367	$2.021433 to $ 25.706496	$ 68,410	6.61%	0.10% to 0.60%	9.18% to 9.77%
Balanced
Year Ended 12/31/10	63,195	$2.557927 to $137.200077	$323,249	2.12%	0.10% to 0.60%	11.34% to 11.96%
Year Ended 12/31/09	65,258	$2.295052 to $122.549243	$299,014	4.56%	0.10% to 0.60%	20.77% to 21.43%
Year Ended 12/31/08	67,009	$1.898456 to $100.918470	$254,821	1.30%	0.10% to 0.60%	(23.15%) to (22.72%)
Year Ended 12/31/07	66,343	$2.467848 to $130.596514	$339,847	3.04%	0.10% to 0.60%	5.57% to 6.15%
Year Ended 12/31/06	67,095	$2.335417 to $123.031604	$327,176	2.81%	0.10% to 0.60%	9.82% to 10.42%
Asset Allocation
Year Ended 12/31/10	22,865	$1.433617 to $ 15.054442	$ 40,860	2.92%	0.10% to 0.60%	12.39% to 13.01%
Year Ended 12/31/09	23,519	$1.274289 to $ 13.321541	$ 37,345	3.04%	0.10% to 0.60%	26.40% to 27.09%
Year Ended 12/31/08	23,518	$1.007179 to $ 10.482012	$ 28,949	2.95%	0.10% to 0.60%	(30.51%) to (30.13%)
Year Ended 12/31/07	22,548	$1.447923 to $ 15.001132	$ 40,176	2.21%	0.10% to 0.60%	8.80% to 9.40%
Year Ended 12/31/06	21,975	$1.329516 to $ 13.712349	$ 36,382	1.83%	0.10% to 0.60%	9.32% to 9.91%
Fidelity VIP Mid Cap
Year Ended 12/31/10	41,434	$2.801620 to $ 29.113348	$140,666	0.13%	0.10% to 0.60%	27.87% to 28.57%
Year Ended 12/31/09	40,262	$2.188843 to $ 22.643898	$105,355	0.47%	0.10% to 0.60%	38.99% to 39.75%
Year Ended 12/31/08	38,253	$1.573285 to $ 16.202990	$ 72,239	0.24%	0.10% to 0.60%	(39.94%) to (39.61%)
Year Ended 12/31/07	35,107	$2.616815 to $ 26.828755	$111,532	0.49%	0.10% to 0.60%	14.71% to 15.34%
Year Ended 12/31/06	30,673	$2.279082 to $ 23.260937	$ 84,535	0.15%	0.10% to 0.60%	11.79% to 12.40%
Russell Multi-Style Equity
Year Ended 12/31/10	145,784	$0.975990 to $ 10.686543	$173,508	0.91%	0.10% to 0.60%	15.82% to 16.46%
Year Ended 12/31/09	155,703	$0.841815 to $ 9.176223	$161,462	1.34%	0.10% to 0.60%	30.68% to 31.40%
Year Ended 12/31/08	158,057	$0.643528 to $ 6.983334	$128,007	1.44%	0.10% to 0.60%	(40.89%) to (40.56%)
Year Ended 12/31/07	155,372	$1.087639 to $ 11.749485	$205,482	0.97%	0.10% to 0.60%	9.76% to 10.36%
Year Ended 12/31/06	150,286	$0.989999 to $ 10.646608	$181,626	0.94%	0.10% to 0.60%	12.13% to 12.75%
Russell Aggressive Equity
Year Ended 12/31/10	48,091	$1.531783 to $ 17.202203	$ 85,253	0.47%	0.10% to 0.60%	24.20% to 24.88%
Year Ended 12/31/09	49,083	$1.232123 to $ 13.775086	$ 71,135	0.53%	0.10% to 0.60%	30.68% to 31.39%
Year Ended 12/31/08	49,040	$0.941939 to $ 10.483725	$ 54,462	0.87%	0.10% to 0.60%	(43.23%) to (42.92%)
Year Ended 12/31/07	49,732	$1.657613 to $ 18.365962	$ 98,737	0.37%	0.10% to 0.60%	2.85% to 3.42%
Year Ended 12/31/06	49,892	$1.610065 to $ 17.758799	$ 96,874	0.19%	0.10% to 0.60%	14.16% to 14.79%

(1)	Total Return includes deductions for management and other expenses; it excludes deductions for sales loads and other charges.
(2)	Total Return reflects the effect of a one-time class action settlement received on June 18, 2009. Absent the payment, the returns would have ranged from 31.27% to 31.99% for the Mid Cap Growth Stock Division, from 31.66% to 32.39% for the International Equity Division and from 0.06% to 0.61% for the Money Market Division.

Notes to Financial Statements

Notes to Financial Statements

	As of the respective period end date:			For the respective period ended:
Division	Units Outstanding (000’s)	Unit Value, Lowest to Highest	Net Assets (000’s)	Dividend Income as a % of Average Net Assets	Expense Ratio, Lowest to Highest	Total Return Lowest to Highest (1)
Russell Non-U.S.
Year Ended 12/31/10	77,992	$1.368210 to $ 14.635995	$131,861	0.93%	0.10% to 0.60%	10.81% to 11.42%
Year Ended 12/31/09	80,748	$1.233456 to $ 13.135524	$124,379	2.86%	0.10% to 0.60%	25.80% to 26.49%
Year Ended 12/31/08	82,308	$0.979547 to $ 10.384851	$103,094	0.00%	0.10% to 0.60%	(42.73%) to (42.41%)
Year Ended 12/31/07	83,679	$1.708615 to $ 18.032632	$180,770	2.59%	0.10% to 0.60%	9.52% to 10.12%
Year Ended 12/31/06	80,347	$1.558635 to $ 16.375774	$158,005	2.54%	0.10% to 0.60%	22.97% to 23.64%
Russell Real Estate Securities
Year Ended 12/31/10	39,697	$3.023867 to $ 31.671345	$139,710	2.23%	0.10% to 0.60%	22.25% to 22.92%
Year Ended 12/31/09	39,114	$2.471078 to $ 25.765834	$113,878	4.65%	0.10% to 0.60%	28.24% to 28.94%
Year Ended 12/31/08	37,643	$1.925035 to $ 19.982226	$ 85,950	1.92%	0.10% to 0.60%	(37.03%) to (36.68%)
Year Ended 12/31/07	36,447	$3.054156 to $ 31.559603	$131,195	2.29%	0.10% to 0.60%	(16.32%) to (15.86%)
Year Ended 12/31/06	38,227	$3.646143 to $ 37.506853	$165,271	1.96%	0.10% to 0.60%	35.10% to 35.84%
Russell Core Bond
Year Ended 12/31/10	34,612	$1.882787 to $ 19.746605	$ 98,149	3.79%	0.10% to 0.60%	9.42% to 10.02%
Year Ended 12/31/09	33,064	$1.719005 to $ 17.948158	$ 86,412	4.70%	0.10% to 0.60%	15.18% to 15.81%
Year Ended 12/31/08	31,488	$1.490991 to $ 15.497865	$ 64,747	4.06%	0.10% to 0.60%	(4.09%) to (3.57%)
Year Ended 12/31/07	27,869	$1.553099 to $ 16.070912	$ 71,236	5.27%	0.10% to 0.60%	6.66% to 7.24%
Year Ended 12/31/06	24,720	$1.454770 to $ 14.985609	$ 61,015	4.53%	0.10% to 0.60%	3.15% to 3.72%

(1)	Total Return includes deductions for management and other expenses; it excludes deductions for sales loads and other charges.

Notes to Financial Statements

Report of Independent Registered Public Accounting Firm

To The Northwestern Mutual Life Insurance Company and

Policyowners of Northwestern Mutual Variable Life Account

In our opinion, the accompanying statements of assets and liabilities, the related statements of operations, and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the Northwestern Mutual Variable Life Account and its Growth Stock Division, Focused Appreciation Division, Large Cap Core Stock Division, Index 500 Stock Division, Domestic Equity Division, Equity Income Division, Mid Cap Growth Stock Division, Index 400 Stock Division, Mid Cap Value Division, Small Cap Growth Stock Division, Small Cap Value Division, International Growth Division, International Equity Division, Money Market Division, Select Bond Division, High Yield Bond Division, Balanced Division, Asset Allocation Division, Fidelity VIP Mid Cap Division, Russell Multi-Style Equity Division, Russell Aggressive Equity Division, Russell Non-US Division, Russell Real Estate Securities Division, and Russell Core Bond Division at December 31, 2010, and the results of each of their operations, the changes in each of their net assets and their financial highlights for the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of The Northwestern Mutual Life Insurance Company’s management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included direct confirmation of securities owned at December 31, 2010 with Northwestern Mutual Series Fund, Inc., Fidelity Variable Insurance Products Fund III and the Russell Investment Funds, provide a reasonable basis for our opinion.

February 18, 2011

Report of Independent Registered Public Accounting Firm

Annual Report December 31, 2010

Northwestern Mutual Variable Life Account II

Financial Statements

Northwestern Mutual Variable Life Account II Financial Statements

Statements of Assets and Liabilities

Northwestern Mutual Variable Life Account II

December 31, 2010

(in thousands, except accumulation unit values)

	Growth Stock Division	Focused Appreciation Division	Large Cap Core Stock Division	Index 500 Stock Division	Domestic Equity Division	Equity Income Division	Mid Cap Growth Stock Division
Assets:
Investments, at Value (1)
Northwestern Mutual Series Fund, Inc.	$1,627	$3,505	$1,330	$4,938	$1,965	$1,944	$2,001
Fidelity Variable Insurance Products	—	—	—	—	—	—	—
Russell Investment Funds	—	—	—	—	—	—	—
Due from Northwestern Mutual Life Insurance Company	1	11	1	—	14	—	1

Total Assets	1,628	3,516	1,331	4,938	1,979	1,944	2,002

Liabilities:
Due to Northwestern Mutual Life Insurance Company	—	—	—	1	—	1	—
Due to Policyowners	—	—	—	—	—	—	—

Total Liabilities	—	—	—	1	—	1	—

Total Net Assets	$1,628	$3,516	$1,331	$4,937	$1,979	$1,943	$2,002

Net Assets:
Custom Variable Universal Life Policies Issued On or After January 31, 2007 (2)
Policyowners’ Equity	$1,262	$2,329	$885	$2,775	$1,894	$1,138	$934
Executive Variable Universal Life Policies Issued On or After January 31, 2007 (3)
Policyowners’ Equity	273	1,114	403	2,118	57	751	1,031
Survivorship Variable Universal Life Policies Issued On or After January 31, 2007 (4)
Policyowners’ Equity	93	73	43	44	28	54	37

Total Net Assets	$1,628	$3,516	$1,331	$4,937	$1,979	$1,943	$2,002

(1) Investments, at cost	$1,412	$2,931	$1,147	$4,079	$1,632	$1,612	$1,542
Mutual Fund Shares Held	763	1,881	1,070	1,898	2,221	1,629	642
(2) Accumulation Unit Value	$32.998214	$20.869750	$26.477036	$58.583796	$13.033112	$16.832155	$71.778944
Units Outstanding	38	112	33	47	145	68	13
(3) Accumulation Unit Value	$32.998214	$20.869750	$26.477036	$58.583796	$13.033112	$16.832155	$71.778944
Units Outstanding	8	53	15	36	5	45	14
(4) Accumulation Unit Value	$32.998214	$20.869750	$26.477036	$58.583796	$13.033112	$16.832155	$71.778944
Units Outstanding	3	4	2	1	2	3	1

The Accompanying Notes are an Integral Part of the Financial Statements.

Statements of Assets and Liabilities

1

Statements of Assets and Liabilities

Northwestern Mutual Variable Life Account II

December 31, 2010

(in thousands, except accumulation unit values)

	Index 400 Stock Division	Mid Cap Value Division	Small Cap Growth Stock Division	Small Cap Value Division	International Growth Division	International Equity Division	Money Market Division
Assets:
Investments, at Value (1)
Northwestern Mutual Series Fund, Inc.	$2,488	$780	$1,707	$2,323	$1,568	$5,929	$2,841
Fidelity Variable Insurance Products	—	—	—	—	—	—	—
Russell Investment Funds	—	—	—	—	—	—	—
Due from Northwestern Mutual Life Insurance Company	—	—	1	—	7	8	—

Total Assets	2,488	780	1,708	2,323	1,575	5,937	2,841

Liabilities:
Due to Northwestern Mutual Life Insurance Company	—	2	—	—	—	—	8
Due to Policyowners	—	—	—	—	—	—	39

Total Liabilities	—	2	—	—	—	—	47

Total Net Assets	$2,488	$778	$1,708	$2,323	$1,575	$5,937	$2,794

Net Assets:
Custom Variable Universal Life Policies Issued On or After January 31, 2007 (2)
Policyowners’ Equity	$1,516	$413	$1,419	$1,348	$1,454	$4,192	$1,266
Executive Variable Universal Life Policies Issued On or After January 31, 2007 (3)
Policyowners’ Equity	928	356	227	958	75	1,589	1,384
Survivorship Variable Universal Life Policies Issued On or After January 31, 2007 (4)
Policyowners’ Equity	44	9	62	17	46	156	144

Total Net Assets	$2,488	$778	$1,708	$2,323	$1,575	$5,937	$2,794

(1) Investments, at cost	$1,995	$684	$1,310	$1,807	$1,297	$5,288	$2,840
Mutual Fund Shares Held	1,696	671	962	1,379	1,296	3,435	2,840
(2) Accumulation Unit Value	$25.934506	$18.279525	$29.671998	$22.519799	$16.720938	$4.095847	$41.380226
Units Outstanding	58	23	48	60	87	1,023	31
(3) Accumulation Unit Value	$25.934506	$18.279525	$29.671998	$22.519799	$16.720938	$4.095847	$41.380226
Units Outstanding	36	20	8	43	4	388	34
(4) Accumulation Unit Value	$25.934506	$18.279525	$29.671998	$22.519799	$16.720938	$4.095847	$41.380226
Units Outstanding	2	—	2	1	3	38	3

The Accompanying Notes are an Integral Part of the Financial Statements.

2

Statements of Assets and Liabilities

Select Bond Division	High Yield Bond Division	Balanced Division	Asset Allocation Division	Fidelity VIP Mid Cap Division	Russell Multi-Style Equity Division	Russell Aggressive Equity Division	Russell Non-US Division	Russell Real Estate Securities Division	Russell Core Bond Division

$4,262	$1,557	$1,084	$386	$—	$—	$—	$—	$—	$—
—	—	—	—	2,603	—	—	—	—	—
—	—	—	—	—	1,416	798	1,543	1,909	1,277

15	1	1	—	13	—	5	6	1	—

4,277	1,558	1,085	386	2,616	1,416	803	1,549	1,910	1,277

—	—	—	—	—	—	—	—	—	—
—	—	—	—	—	—	—	—	—	—

—	—	—	—	—	—	—	—	—	—

$4,277	$1,558	$1,085	$386	$2,616	$1,416	$803	$1,549	$1,910	$1,277

$3,155	$929	$574	$330	$2,223	$1,249	$685	$1,349	$1,741	$958

997	609	478	33	332	160	107	174	93	299

125	20	33	23	61	7	11	26	76	20

$4,277	$1,558	$1,085	$386	$2,616	$1,416	$803	$1,549	$1,910	$1,277

$4,205	$1,445	$988	$334	$1,969	$1,149	$618	$1,321	$1,483	$1,279
3,315	2,151	774	368	81	104	67	151	137	122
$181.992325	$34.475967	$137.200077	$15.054442	$29.113348	$10.686543	$17.202203	$14.635995	$31.671345	$19.746605
17	27	4	22	76	117	40	92	55	49
$181.992325	$34.475967	$137.200077	$15.054442	$29.113348	$10.686543	$17.202203	$14.635995	$31.671345	$19.746605
5	18	3	2	11	15	6	12	3	15
$181.992325	$34.475967	$137.200077	$15.054442	$29.113348	$10.686543	$17.202203	$14.635995	$31.671345	$19.746605
1	1	—	2	2	1	1	2	2	1

The Accompanying Notes are an Integral Part of the Financial Statements.

Statements of Assets and Liabilities

3

Statements of Operations

Northwestern Mutual Variable Life Account II

For the Year Ended December 31, 2010

(in thousands)

	Growth Stock Division	Focused Appreciation Division	Large Cap Core Stock Division	Index 500 Stock Division
Income:
Dividend income	$11	$—	$11	$78

Net investment income	11	—	11	78

Realized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	20	171	(5)	(81)
Realized gain distributions	—	—	—	30

Realized gains (losses)	20	171	(5)	(51)

Change in unrealized appreciation/depreciation of investments during the period	149	58	143	566

Net increase (decrease) in net assets resulting from operations	$180	$229	$149	$593

	International Equity Division	Money Market Division	Select Bond Division	High Yield Bond Division
Income:
Dividend income	$146	$9	$143	$93

Net investment income	146	9	143	93

Realized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	(276)	—	31	64
Realized gain distributions	—	—	11	—

Realized gains (losses)	(276)	—	42	64

Change in unrealized appreciation/depreciation of investments during the period	577	—	14	9

Net increase (decrease) in net assets resulting from operations	$447	$9	$199	$166

The Accompanying Notes are an Integral Part of the Financial Statements.

4

Statements of Operations

Domestic Equity Division	Equity Income Division	Mid Cap Growth Stock Division	Index 400 Stock Division	Mid Cap Value Division	Small Cap Growth Stock Division	Small Cap Value Division	International Growth Division

$39	$25	$5	$22	$6	$10	$20	$12

39	25	5	22	6	10	20	12

(58)	(43)	(62)	4	48	(15)	(48)	(20)
—	—	—	7	—	—	—	—

(58)	(43)	(62)	11	48	(15)	(48)	(20)

268	246	421	439	54	337	421	215

$249	$228	$364	$472	$108	$332	$393	$207

Balanced Division	Asset Allocation Division	Fidelity VIP Mid Cap Division	Russell Multi-Style Equity Division	Russell Aggressive Equity Division	Russell Non-US Division	Russell Real Estate Securities Division	Russell Core Bond Division

$21	$10	$3	$10	$3	$8	$33	$35

21	10	3	10	3	8	33	35

22	(3)	14	(43)	(6)	(23)	(21)	26
—	—	6	—	—	—	—	31

22	(3)	20	(43)	(6)	(23)	(21)	57

62	36	494	230	151	185	305	(17)

$105	$43	$517	$197	$148	$170	$317	$75

The Accompanying Notes are an Integral Part of the Financial Statements.

Statements of Operations

5

Statements of Changes in Net Assets

Northwestern Mutual Variable Life Account II

(in thousands)

	Growth Stock Division		Focused Appreciation Division
	Year Ended December 31, 2010	Year Ended December 31, 2009	Year Ended December 31, 2010	Year Ended December 31, 2009

Operations:
Net investment income (loss)	$11	$8	$—	$—
Net realized gains (losses)	20	(33)	171	(525)
Net change in unrealized appreciation/ depreciation	149	241	58	1,221

Net increase (decrease) in net assets resulting from operations	180	216	229	696

Policy Transactions:
Policyowners’ net payments	471	339	856	1,495
Policy loans, surrenders and death benefits	(19)	(22)	(1,181)	(45)
Mortality and other (net)	(123)	(89)	(279)	(224)
Transfers from other divisions	3,331	1,516	10,643	8,233
Transfers to other divisions	(3,150)	(1,416)	(10,202)	(8,083)

Net increase (decrease) in net assets resulting from policy transactions	510	328	(163)	1,376

Net increase (decrease) in net assets	690	544	66	2,072

Net Assets:
Beginning of period	938	394	3,450	1,378

End of period	$1,628	$938	$3,516	$3,450

Units issued during the period	155	80	604	621
Units redeemed during the period	(137)	(67)	(616)	(543)

Net units issued (redeemed) during period	18	13	(12)	78

	Mid Cap Growth Stock Division		Index 400 Stock Division
	Year Ended December 31, 2010	Year Ended December 31, 2009	Year Ended December 31, 2010	Year Ended December 31, 2009

Operations:
Net investment income (loss)	$5	$3	$22	$19
Net realized gains (losses)	(62)	(134)	11	(68)
Net change in unrealized appreciation/ depreciation	421	410	439	416

Net increase (decrease) in net assets resulting from operations	364	279	472	367

Policy Transactions:
Policyowners’ net payments	298	223	503	249
Policy loans, surrenders and death benefits	(15)	(11)	(50)	(47)
Mortality and other (net)	(108)	(75)	(135)	(86)
Transfers from other divisions	7,369	6,221	7,715	5,945
Transfers to other divisions	(7,077)	(6,085)	(7,337)	(5,761)

Net increase (decrease) in net assets resulting from policy transactions	467	273	696	300

Net increase (decrease) in net assets	831	552	1,168	667

Net Assets:
Beginning of period	1,171	619	1,320	653

End of period	$2,002	$1,171	$2,488	$1,320

Units issued during the period	123	137	374	385
Units redeemed during the period	(116)	(130)	(343)	(363)

Net units issued (redeemed) during period	7	7	31	22

The Accompanying Notes are an Integral Part of the Financial Statements.

6

Statements of Changes in Net Assets

Large Cap Core Stock Division		Index 500 Stock Division		Domestic Equity Division		Equity Income Division
Year Ended December 31, 2010	Year Ended December 31, 2009	Year Ended December 31, 2010	Year Ended December 31, 2009	Year Ended December 31, 2010	Year Ended December 31, 2009	Year Ended December 31, 2010	Year Ended December 31, 2009

$11	$8	$78	$58	$39	$34	$25	$28
(5)	(29)	(51)	(113)	(58)	(80)	(43)	(53)
143	138	566	654	268	338	246	302

149	117	593	599	249	292	228	277

316	170	1,318	793	483	433	331	277
(34)	(16)	(93)	(78)	(98)	(27)	(55)	(26)
(93)	(56)	(277)	(175)	(155)	(125)	(88)	(68)
1,995	702	17,076	11,001	2,447	1,311	6,512	4,885
(1,590)	(623)	(16,487)	(10,411)	(2,309)	(1,103)	(6,201)	(4,670)

594	177	1,537	1,130	368	489	499	398

743	294	2,130	1,729	617	781	727	675

588	294	2,807	1,078	1,362	581	1,216	541

$1,331	$588	$4,937	$2,807	$1,979	$1,362	$1,943	$1,216

103	45	374	294	257	199	457	429
(78)	(37)	(345)	(265)	(225)	(145)	(424)	(392)

25	8	29	29	32	54	33	37

Mid Cap Value Division		Small Cap Growth Stock Division		Small Cap Value Division		International Growth Division
Year Ended December 31, 2010	Year Ended December 31, 2009	Year Ended December 31, 2010	Year Ended December 31, 2009	Year Ended December 31, 2010	Year Ended December 31, 2009	Year Ended December 31, 2010	Year Ended December 31, 2009

$6	$4	$10	$1	$20	$10	$12	$4
48	(10)	(15)	(59)	(48)	(67)	(20)	(140)
54	88	337	229	421	391	215	270

108	82	332	171	393	334	207	134

288	132	480	309	500	295	403	275
(57)	(30)	(94)	(25)	(81)	(50)	(61)	(28)
(44)	(30)	(121)	(72)	(129)	(96)	(112)	(83)
2,770	1,509	2,976	1,168	8,073	6,343	2,488	989
(2,721)	(1,466)	(2,674)	(1,058)	(7,864)	(6,169)	(2,220)	(846)

236	115	567	322	499	323	498	307

344	197	899	493	892	657	705	441

434	237	809	316	1,431	774	870	429

$778	$434	$1,708	$809	$2,323	$1,431	$1,575	$870

195	133	157	81	440	451	206	104
(180)	(124)	(133)	(64)	(414)	(427)	(173)	(80)

15	9	24	17	26	24	33	24

The Accompanying Notes are an Integral Part of the Financial Statements.

Statements of Changes in Net Assets

7

Statements of Changes in Net Assets

Northwestern Mutual Variable Life Account II

(in thousands)

	International Equity Division		Money Market Division
	Year Ended December 31, 2010	Year Ended December 31, 2009	Year Ended December 31, 2010	Year Ended December 31, 2009

Operations:
Net investment income (loss)	$146	$136	$9	$18
Net realized gains (losses)	(276)	(349)	—	—
Net change in unrealized appreciation/ depreciation	577	1,131	—	—

Net increase (decrease) in net assets resulting from operations	447	918	9	18

Policy Transactions:
Policyowners’ net payments	1,379	1,062	7,707	6,827
Policy loans, surrenders and death benefits	(217)	(66)	(220)	(809)
Mortality and other (net)	(406)	(327)	(340)	(390)
Transfers from other divisions	13,947	10,046	10,344	9,902
Transfers to other divisions	(13,014)	(9,750)	(17,426)	(14,445)

Net increase (decrease) in net assets resulting from policy transactions	1,689	965	65	1,085

Net increase (decrease) in net assets	2,136	1,883	74	1,103

Net Assets:
Beginning of period	3,801	1,918	2,720	1,617

End of period	$5,937	$3,801	$2,794	$2,720

Units issued during the period	4,335	3,660	509	445
Units redeemed during the period	(3,886)	(3,331)	(507)	(418)

Net units issued (redeemed) during period	449	329	2	27

	Fidelity VIP Mid Cap Division		Russell Multi-Style Equity Division
	Year Ended December 31, 2010	Year Ended December 31, 2009	Year Ended December 31, 2010	Year Ended December 31, 2009

Operations:
Net investment income (loss)	$3	$5	$10	$8
Net realized gains (losses)	20	(22)	(43)	(37)
Net change in unrealized appreciation/ depreciation	494	342	230	241

Net increase (decrease) in net assets resulting from operations	517	325	197	212

Policy Transactions:
Policyowners’ net payments	622	516	351	276
Policy loans, surrenders and death benefits	(152)	(27)	(47)	(8)
Mortality and other (net)	(174)	(113)	(108)	(90)
Transfers from other divisions	5,025	1,836	1,916	1,224
Transfers to other divisions	(4,592)	(1,645)	(1,884)	(1,047)

Net increase (decrease) in net assets resulting from policy transactions	729	567	228	355

Net increase (decrease) in net assets	1,246	892	425	567

Net Assets:
Beginning of period	1,370	478	991	424

End of period	$2,616	$1,370	$1,416	$991

Units issued during the period	281	133	251	214
Units redeemed during the period	(253)	(101)	(225)	(167)

Net units issued (redeemed) during period	28	32	26	47

The Accompanying Notes are an Integral Part of the Financial Statements.

8

Statements of Changes in Net Assets

Select Bond Division		High Yield Bond Division		Balanced Division		Asset Allocation Division
Year Ended December 31, 2010	Year Ended December 31, 2009	Year Ended December 31, 2010	Year Ended December 31, 2009	Year Ended December 31, 2010	Year Ended December 31, 2009	Year Ended December 31, 2010	Year Ended December 31, 2009

$143	$109	$93	$60	$21	$20	$10	$6
42	2	64	(17)	22	(36)	(3)	(5)
14	49	9	207	62	104	36	52

199	160	166	250	105	88	43	53

1,212	972	307	102	324	195	56	67
(158)	(95)	(26)	(13)	(105)	(14)	(9)	(2)
(293)	(212)	(91)	(46)	(68)	(40)	(22)	(18)
10,185	3,833	5,413	3,897	2,715	1,609	382	169
(9,456)	(3,220)	(5,227)	(3,575)	(2,428)	(1,463)	(318)	(127)

1,490	1,278	376	365	438	287	89	89

1,689	1,438	542	615	543	375	132	142

2,588	1,150	1,016	401	542	167	254	112

$4,277	$2,588	$1,558	$1,016	$1,085	$542	$386	$254

77	30	188	161	24	16	33	23
(69)	(23)	(176)	(146)	(21)	(14)	(27)	(13)

8	7	12	15	3	2	6	10

Russell Aggressive Equity Division		Russell Non-US Division		Russell Real Estate Securities Division		Russell Core Bond Division
Year Ended December 31, 2010	Year Ended December 31, 2009	Year Ended December 31, 2010	Year Ended December 31, 2009	Year Ended December 31, 2010	Year Ended December 31, 2009	Year Ended December 31, 2010	Year Ended December 31, 2009

$3	$1	$8	$18	$33	$30	$35	$19
(6)	(22)	(23)	(48)	(21)	(46)	57	(1)
151	109	185	204	305	305	(17)	34

148	88	170	174	317	289	75	52

206	118	495	268	510	313	264	127
(24)	(4)	(28)	(42)	(106)	(17)	(24)	(12)
(60)	(37)	(109)	(77)	(145)	(93)	(81)	(45)
1,010	447	2,772	1,391	2,585	1,101	2,438	1,082
(895)	(401)	(2,627)	(1,262)	(2,308)	(936)	(2,125)	(799)

237	123	503	278	536	368	472	353

385	211	673	452	853	657	547	405

418	207	876	424	1,057	400	730	325

$803	$418	$1,549	$876	$1,910	$1,057	$1,277	$730

90	51	272	157	118	77	146	74
(72)	(42)	(232)	(132)	(99)	(56)	(122)	(54)

18	9	40	25	19	21	24	20

The Accompanying Notes are an Integral Part of the Financial Statements.

Statements of Changes in Net Assets

9

Notes to Financial Statements

Northwestern Mutual Variable Life Account II

December 31, 2010

1. Organization — Northwestern Mutual Variable Life Account II (“the Account”) is registered as a unit investment trust under the Investment Company Act of 1940 and is a segregated asset account of The Northwestern Mutual Life Insurance Company (“Northwestern Mutual”) used to fund variable life insurance policies. The Account began operations on January 31, 2007.

All assets of each Division of the Account are invested in shares of the corresponding Portfolio of Northwestern Mutual Series Fund, Inc., Fidelity Variable Insurance Products and the Russell Investment Funds (collectively known as “the Funds”). The Funds are open-end investment companies registered under the Investment Company Act of 1940.

2. Significant Accounting Policies

A.	Use of Estimates — The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

B.	Investment Valuation — The shares are valued at the Funds’ offering and redemption prices per share. As of December 31, 2010, all of the Account’s investments are identified as Level 1 securities for valuation purposes under the Fair Value Measurements and Disclosures Topic of the FASB Accounting Standards Codification. Level 1 securities are valued at fair value as determined by quoted prices in active markets for identical securities.

C.	Investment Income, Securities Transactions and Policy Dividends — Transactions in the Funds’ shares are accounted for on the trade date. The basis for determining cost on sale of the Funds’ shares is identified cost. Dividend income and distributions of net realized gains from the Funds are recorded on the ex–date of the dividends. Dividends and distributions received are reinvested in additional shares of the respective portfolios of the Funds. The policies are eligible to receive dividends from Northwestern Mutual. Any dividends reinvested in the Account are reflected in Policyowners’ net payments in the accompanying financial statements.

D.	Taxes — Northwestern Mutual is taxed as a “life insurance company” under the Internal Revenue Code. The variable life insurance policies, which are funded in the Account, are taxed as part of the operations of Northwestern Mutual. Currently, there is no charge being made against the assets of the Account for federal income taxes, but Northwestern Mutual reserves the right to charge for taxes in the future.

3. Purchases and Sales of Investments — Purchases and sales of the Funds’ shares for the year ended December 31, 2010 were as follows: (in thousands)

Division	Purchases	Sales
Growth Stock	$700	$178
Focused Appreciation	1,458	1,636
Large Cap Core Stock	755	149
Index 500 Stock	2,116	470
Domestic Equity	667	282
Equity Income	683	166
Mid Cap Growth Stock	619	153
Index 400 Stock	936	214
Mid Cap Value	354	110
Small Cap Growth Stock	818	245
Small Cap Value	761	246
International Growth	700	201
International Equity	2,531	708
Money Market	9,108	8,983
Select Bond	2,134	514
High Yield Bond	593	125
Balanced	651	193
Asset Allocation	138	40
Fidelity VIP Mid Cap	1,082	358
Russell Multi-Style Equity	420	178
Russell Aggressive Equity	338	103
Russell Non-U.S.	672	167
Russell Real Estate Securities	845	276
Russell Core Bond	659	120

4. Expenses and Related Party Transactions — A deduction for mortality and expense risks is determined monthly and paid to Northwestern Mutual. The mortality risk is that insureds may not live as long as estimated. The expense risk is that expenses of issuing and administering the policies may exceed the estimated costs.

A deduction for the mortality and expense risks for Custom Variable Universal Life policies is determined at an annual rate of 0.35% of the amount invested in the Account for the Policy for the first ten Policy years, 0.20% for the next ten Policy years and 0.05% thereafter. A deduction for the mortality and expense risks for Executive Variable Universal Life policies is determined at an annual rate of 0.20% of the amounts invested in the Account for the Policy for the first ten Policy years, and 0.10% thereafter. A deduction for the mortality and expense risks for Survivorship Variable

10

Notes to Financial Statements

Notes to Financial Statements

Universal Life Policies is determined at an annual rate of 0.10% of the amount invested in the Account for the Policy for the first twenty Policy years, and 0.05% thereafter. These charges are reflected as a reduction in units and are included in Mortality and Other in the accompanying financial statements.

Additional mortality costs are determined monthly and are paid to Northwestern Mutual to cover the cost of providing insurance protection for the first ten Policy years on all Survivorship Variable Universal Life policies based on the age of the insured individuals at the time the policy is issued.

Certain deductions are also made from the annual, single or other premiums before amounts are allocated to the Account. These deductions are for sales load, administrative expenses and taxes.

5. Subsequent Events

No events have occurred subsequent to December 31, 2010 that require disclosure or adjustment to the financial statements at that date or through the date of issuance.

6. Financial Highlights

(For a unit outstanding during the period)

	As of the respective period end date:			For the respective period ended:
Division	Units Outstanding (000’s)	Unit Value	Net Assets (000’s)	Dividend Income as a % of Average Net Assets	Expense Ratio, Lowest to Highest	Total Return (1)
Growth Stock
Year Ended 12/31/10	49	$ 32.998214	$1,628	0.86%	0.05% to 0.35%	12.37%
Year Ended 12/31/09	31	$ 29.365924	$938	1.18%	0.05% to 0.35%	37.17%
Year Ended 12/31/08	18	$ 21.408736	$394	1.25%	0.05% to 0.35%	(38.86%)
Period Ended 12/31/07	5	$ 35.015115	$160	0.56%	0.05% to 0.35%	6.96%
Focused Appreciation
Year Ended 12/31/10	169	$ 20.869750	$3,516	0.00%	0.05% to 0.35%	9.33%
Year Ended 12/31/09	181	$ 19.088595	$3,450	0.00%	0.05% to 0.35%	42.47%
Year Ended 12/31/08	103	$ 13.397864	$1,378	0.44%	0.05% to 0.35%	(40.01%)
Period Ended 12/31/07	11	$ 22.333276	$229	0.03%	0.05% to 0.35%	24.83%
Large Cap Core Stock
Year Ended 12/31/10	50	$ 26.477036	$1,331	1.26%	0.05% to 0.35%	12.91%
Year Ended 12/31/09	25	$ 23.449551	$588	1.89%	0.05% to 0.35%	29.33%
Year Ended 12/31/08	17	$ 18.131181	$294	1.79%	0.05% to 0.35%	(38.74%)
Period Ended 12/31/07	3	$ 29.597322	$109	0.68%	0.05% to 0.35%	7.29%
Index 500 Stock
Year Ended 12/31/10	84	$ 58.583796	$4,937	2.07%	0.05% to 0.35%	14.89%
Year Ended 12/31/09	55	$ 50.989051	$2,807	2.95%	0.05% to 0.35%	26.40%
Year Ended 12/31/08	26	$ 40.340674	$1,078	2.36%	0.05% to 0.35%	(36.94%)
Period Ended 12/31/07	7	$ 63.972521	$434	0.79%	0.05% to 0.35%	3.90%
Domestic Equity
Year Ended 12/31/10	152	$ 13.033112	$1,979	2.36%	0.05% to 0.35%	14.62%
Year Ended 12/31/09	120	$ 11.370681	$1,362	3.63%	0.05% to 0.35%	29.52%
Year Ended 12/31/08	66	$ 8.778981	$581	3.27%	0.05% to 0.35%	(38.49%)
Period Ended 12/31/07	19	$ 14.273423	$274	1.30%	0.05% to 0.35%	(7.25%)
Equity Income
Year Ended 12/31/10	116	$ 16.832155	$1,943	1.69%	0.05% to 0.35%	15.33%
Year Ended 12/31/09	83	$ 14.595160	$1,216	3.12%	0.05% to 0.35%	24.58%
Year Ended 12/31/08	46	$ 11.715261	$541	0.03%	0.05% to 0.35%	(35.81%)
Period Ended 12/31/07	13	$ 18.250431	$225	3.74%	0.05% to 0.35%	1.79%

(1)	Total Return includes deductions for management and other expenses; it excludes deductions for sales loads and other charges. Returns are not annualized for periods less than one year.

Notes to Financial Statements

11

Notes to Financial Statements

	As of the respective period end date:			For the respective period ended:
Division	Units Outstanding (000’s)	Unit Value	Net Assets (000’s)	Dividend Income as a % of Average Net Assets	Expense Ratio, Lowest to Highest	Total Return (1)
Mid Cap Growth Stock
Year Ended 12/31/10	28	$ 71.778944	$2,002	0.30%	0.05% to 0.35%	23.86%
Year Ended 12/31/09	21	$ 57.953082	$1,171	0.28%	0.05% to 0.35%	32.09%(	2)
Year Ended 12/31/08	14	$ 43.872392	$619	0.36%	0.05% to 0.35%	(40.08%)
Period Ended 12/31/07	3	$ 73.219863	$165	0.70%	0.05% to 0.35%	16.04%
Index 400 Stock
Year Ended 12/31/10	96	$ 25.934506	$2,488	1.18%	0.05% to 0.35%	26.29%
Year Ended 12/31/09	65	$ 20.535699	$1,320	1.86%	0.05% to 0.35%	37.00%
Year Ended 12/31/08	43	$ 14.989442	$653	1.84%	0.05% to 0.35%	(36.28%)
Period Ended 12/31/07	8	$ 23.522236	$180	1.15%	0.05% to 0.35%	4.18%
Mid Cap Value
Year Ended 12/31/10	43	$ 18.279525	$778	1.29%	0.05% to 0.35%	19.93%
Year Ended 12/31/09	28	$ 15.242180	$434	1.23%	0.05% to 0.35%	23.24%
Year Ended 12/31/08	19	$ 12.367958	$237	0.00%	0.05% to 0.35%	(35.07%)
Period Ended 12/31/07	13	$ 19.047672	$261	2.24%	0.05% to 0.35%	(2.40%)
Small Cap Growth Stock
Year Ended 12/31/10	58	$ 29.671998	$1,708	0.84%	0.05% to 0.35%	25.85%
Year Ended 12/31/09	34	$ 23.577314	$809	0.30%	0.05% to 0.35%	31.17%
Year Ended 12/31/08	17	$ 17.974245	$316	0.20%	0.05% to 0.35%	(43.87%)
Period Ended 12/31/07	4	$ 32.021844	$139	0.05%	0.05% to 0.35%	7.25%
Small Cap Value
Year Ended 12/31/10	104	$ 22.519799	$2,323	1.11%	0.05% to 0.35%	21.95%
Year Ended 12/31/09	78	$ 18.466637	$1,431	0.88%	0.05% to 0.35%	28.18%
Year Ended 12/31/08	54	$ 14.406429	$774	0.41%	0.05% to 0.35%	(28.13%)
Period Ended 12/31/07	8	$ 20.045927	$170	0.44%	0.05% to 0.35%	(3.25%)
International Growth
Year Ended 12/31/10	94	$ 16.720938	$1,575	0.97%	0.05% to 0.35%	16.43%
Year Ended 12/31/09	61	$ 14.361577	$870	0.67%	0.05% to 0.35%	23.16%
Year Ended 12/31/08	37	$ 11.660588	$429	1.92%	0.05% to 0.35%	(46.19%)
Period Ended 12/31/07	7	$ 21.668250	$165	0.80%	0.05% to 0.35%	11.73%
International Equity
Year Ended 12/31/10	1,449	$ 4.095847	$5,937	3.12%	0.05% to 0.35%	7.67%
Year Ended 12/31/09	1,000	$ 3.803991	$3,801	4.86%	0.05% to 0.35%	33.11%(	2)
Year Ended 12/31/08	671	$ 2.857743	$1,918	3.21%	0.05% to 0.35%	(43.78%)
Period Ended 12/31/07	144	$ 5.083451	$735	1.28%	0.05% to 0.35%	16.27%
Money Market
Year Ended 12/31/10	68	$ 41.380226	$2,794	0.29%	0.05% to 0.35%	0.29%
Year Ended 12/31/09	66	$ 41.258586	$2,720	0.70%	0.05% to 0.35%	0.76%(	2)
Year Ended 12/31/08	39	$ 40.947848	$1,617	2.64%	0.05% to 0.35%	2.76%
Period Ended 12/31/07	18	$ 39.847990	$706	4.37%	0.05% to 0.35%	4.83%
Select Bond
Year Ended 12/31/10	23	$181.992325	$4,277	3.93%	0.05% to 0.35%	6.59%
Year Ended 12/31/09	15	$170.745431	$2,588	5.68%	0.05% to 0.35%	9.37%
Year Ended 12/31/08	8	$156.116892	$1,150	4.95%	0.05% to 0.35%	3.26%
Period Ended 12/31/07	2	$151.194364	$254	2.93%	0.05% to 0.35%	6.30%
High Yield Bond
Year Ended 12/31/10	46	$ 34.475967	$1,558	7.29%	0.05% to 0.35%	14.56%
Year Ended 12/31/09	34	$ 30.094875	$1,016	8.52%	0.05% to 0.35%	45.39%
Year Ended 12/31/08	19	$ 20.699102	$401	9.45%	0.05% to 0.35%	(21.35%)
Period Ended 12/31/07	2	$ 26.317469	$50	3.22%	0.05% to 0.35%	1.55%

(1)	Total Return includes deductions for management and other expenses; it excludes deductions for sales loads and other charges. Returns are not annualized for periods less than one year.
(2)	Total return reflects the effect of a one-time class action settlement received on June 18, 2009. Absent the payment, the returns would have been 31.99% for the Mid Cap Growth Stock Division, 32.39% for the International Equity Division and 0.61% for the Money Market Division.

12

Notes to Financial Statements

Notes to Financial Statements

	As of the respective period end date:			For the respective period ended:
Division	Units Outstanding (000’s)	Unit Value	Net Assets (000’s)	Dividend Income as a % of Average Net Assets	Expense Ratio, Lowest to Highest	Total Return (1)
Balanced
Year Ended 12/31/10	7	$137.200077	$1,085	2.32%	0.05% to 0.35%	11.96%
Year Ended 12/31/09	4	$122.549243	$542	5.28%	0.05% to 0.35%	21.43%
Year Ended 12/31/08	2	$100.918470	$167	1.48%	0.05% to 0.35%	(22.72%)
Period Ended 12/31/07	1	$130.596514	$31	3.37%	0.05% to 0.35%	5.24%
Asset Allocation
Year Ended 12/31/10	26	$ 15.054442	$386	3.10%	0.05% to 0.35%	13.01%
Year Ended 12/31/09	20	$ 13.321541	$254	3.15%	0.05% to 0.35%	27.09%
Year Ended 12/31/08	10	$ 10.482012	$112	2.90%	0.05% to 0.35%	(30.13%)
Period Ended 12/31/07	1	$ 15.001132	$10	1.00%	0.05% to 0.35%	8.25%
Fidelity VIP Mid Cap
Year Ended 12/31/10	89	$ 29.113348	$2,616	0.14%	0.05% to 0.35%	28.57%
Year Ended 12/31/09	61	$ 22.643898	$1,370	0.54%	0.05% to 0.35%	39.75%
Year Ended 12/31/08	29	$ 16.202990	$478	0.26%	0.05% to 0.35%	(39.61%)
Period Ended 12/31/07	7	$ 26.828755	$193	0.61%	0.05% to 0.35%	13.55%
Russell Multi-Style Equity
Year Ended 12/31/10	133	$ 10.686543	$1,416	0.88%	0.05% to 0.35%	16.46%
Year Ended 12/31/09	107	$ 9.176223	$991	1.17%	0.05% to 0.35%	31.40%
Year Ended 12/31/08	60	$ 6.983334	$424	1.27%	0.05% to 0.35%	(40.56%)
Period Ended 12/31/07	17	$ 11.749485	$196	0.66%	0.05% to 0.35%	8.54%
Russell Aggressive Equity
Year Ended 12/31/10	47	$ 17.202203	$803	0.47%	0.05% to 0.35%	24.88%
Year Ended 12/31/09	29	$ 13.775086	$418	0.50%	0.05% to 0.35%	31.39%
Year Ended 12/31/08	20	$ 10.483725	$207	1.09%	0.05% to 0.35%	(42.92%)
Period Ended 12/31/07	4	$ 18.365962	$87	0.38%	0.05% to 0.35%	1.32%
Russell Non-U.S.
Year Ended 12/31/10	106	$ 14.635995	$1,549	0.71%	0.05% to 0.35%	11.42%
Year Ended 12/31/09	66	$ 13.135524	$876	2.83%	0.05% to 0.35%	26.49%
Year Ended 12/31/08	41	$ 10.384851	$424	0.00%	0.05% to 0.35%	(42.41%)
Period Ended 12/31/07	11	$ 18.032632	$205	4.62%	0.05% to 0.35%	9.17%
Russell Real Estate Securities
Year Ended 12/31/10	60	$ 31.671345	$1,910	2.28%	0.05% to 0.35%	22.92%
Year Ended 12/31/09	41	$ 25.765834	$1,057	4.34%	0.05% to 0.35%	28.94%
Year Ended 12/31/08	20	$ 19.982226	$400	1.85%	0.05% to 0.35%	(36.68%)
Period Ended 12/31/07	11	$ 31.559603	$346	3.89%	0.05% to 0.35%	(22.64%)
Russell Core Bond
Year Ended 12/31/10	65	$ 19.746605	$1,277	3.73%	0.05% to 0.35%	10.02%
Year Ended 12/31/09	41	$ 17.948158	$730	4.73%	0.05% to 0.35%	15.81%
Year Ended 12/31/08	21	$ 15.497865	$325	3.63%	0.05% to 0.35%	(3.57%)
Period Ended 12/31/07	3	$ 16.070912	$56	6.26%	0.05% to 0.35%	7.35%

(1)	Total Return includes deductions for management and other expenses; it excludes deductions for sales loads and other charges. Returns are not annualized for periods less than one year.

Notes to Financial Statements

13

Report of Independent Registered Public Accounting Firm

To The Northwestern Mutual Life Insurance Company and

Policyowners of Northwestern Mutual Variable Life Account II

In our opinion, the accompanying statements of assets and liabilities, the related statements of operations, and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the Northwestern Mutual Variable Life Account II and its Growth Stock Division, Focused Appreciation Division, Large Cap Core Stock Division, Index 500 Stock Division, Domestic Equity Division, Equity Income Division, Mid Cap Growth Stock Division, Index 400 Stock Division, Mid Cap Value Division, Small Cap Growth Stock Division, Small Cap Value Division, International Growth Division, International Equity Division, Money Market Division, Select Bond Division, High Yield Bond Division, Balanced Division, Asset Allocation Division, Fidelity VIP Mid Cap Division, Russell Multi-Style Equity Division, Russell Aggressive Equity Division, Russell Non-US Division, Russell Real Estate Securities Division, and Russell Core Bond Division at December 31, 2010, and the results of each of their operations, the changes in each of their net assets and their financial highlights for the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of The Northwestern Mutual Life Insurance Company’s management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included direct confirmation of securities owned at December 31, 2010 with Northwestern Mutual Series Fund, Inc., Fidelity Variable Insurance Products Fund III and the Russell Investment Funds, provide a reasonable basis for our opinion.

February 18, 2011

14

Report of Independent Registered Public Accounting Firm

P.O. Box 3095

Milwaukee, WI 53201-3095

PRSRT BPM US POSTAGE

PAID

NORTHWESTERN MUTUAL

This booklet contains information about the Northwestern Mutual variable insurance products and the mutual funds identified on the front cover. The mutual funds correspond with the investment divisions available under the variable insurance product (“Product”). The information is prepared for Product owners and does not represent an offer of the Product, nor should it be used in connection with any offer, except when accompanied or preceded by the current Product prospectus and the mutual fund prospectuses, which contain detailed information about mutual fund investment objectives and operations, applicable fees, expenses and sales charges. Prospectuses may be obtained by calling the telephone number or visiting the website address listed below. You should read and carefully consider this information before you invest or send money. The mutual fund reports are prepared from the books and records of the funds. Discussions of investment performance in the reports represent the views of the funds’ portfolio managers as of the dates of the reports. They are not guarantees of investment results, nor should they be relied upon as investment advice or indications of current or future trading strategies of the portfolio managers. Portfolio manager views and security holdings are subject to change at any time.

NMIS is a member of Financial Industry Regulatory Authority (FINRA) and in accordance with the Investor Education and Protection Rule, we are providing our clients information regarding FINRA BrokerCheck, a free resource available to investors. An investor brochure describing FINRA BrokerCheck may be obtained online from FINRA’s Web site at www.finra.org or by contacting the FINRA BrokerCheck Hotline at 800-289-9999. The Northwestern Mutual Life Insurance Company (Northwestern Mutual), 1-866-424-2609, www.northwesternmutual.com Product Distributor: Northwestern Mutual Investment Services, LLC (NMIS), Suite 600, 611 East Wisconsin Avenue, Milwaukee, WI 53202-4797, 1-866-664-7737, member FINRA and SIPC

The Northwestern Mutual

Life Insurance Company Milwaukee, WI www.northwesternmutual.com

90-1899 (0786) (REV 0111)